FIDELITY

(REGISTERED TRADEMARK)

MUNICIPAL MONEY MARKET
FUND

ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS
                              AND ONE YEAR.

INVESTMENTS              9    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS     45   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    49   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    52   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            53

PROXY VOTING RESULTS     54

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                  PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

FIDELITY MUNICIPAL MONEY MARKET FUND            3.28%    15.34%   46.02%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE         3.11%    14.40%   43.50%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average which reflects the performance of municipal money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 439 mutual funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997            PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

FIDELITY MUNICIPAL MONEY MARKET FUND      3.28%    2.90%    3.86%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE   3.11%    2.72%    3.67%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      11/3/97   7/28/97   4/28/97   2/3/97   10/28/96



FIDELITY MUNICIPAL           3.29%   3.34%   3.76%   3.13%   3.19%
MONEY MARKET FUND



ALL TAX-FREE MONEY MARKET    3.13%   3.12%   3.57%   2.99%   3.02%
FUNDS AVERAGE



FIDELITY MUNICIPAL           5.14%   5.22%   5.88%   4.89%   4.98%
MONEY MARKET FUND
TAX-EQUIVALENT


Row: 1, Col: 1, Value: 3.29
Row: 1, Col: 2, Value: 3.13
Row: 1, Col: 3, Value: 5.14
Row: 2, Col: 1, Value: 3.34
Row: 2, Col: 2, Value: 3.09
Row: 2, Col: 3, Value: 5.22
Row: 3, Col: 1, Value: 3.76
Row: 3, Col: 2, Value: 3.57
Row: 3, Col: 3, Value: 5.88
Row: 4, Col: 1, Value: 3.13
Row: 4, Col: 2, Value: 2.99
Row: 4, Col: 3, Value: 4.89
Row: 5, Col: 1, Value: 3.19
Row: 5, Col: 2, Value: 3.02
Row: 5, Col: 3, Value: 4.98
Fidelity Municipal
Money Market Fund
All Tax-Free
Money Market
Funds Average
Fidelity Municipal
Money Market Fund
Tax-equivalent
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 income tax rate of 36%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Fidelity Municipal Money Market Fund
Q. DIANE, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR?
A. Market expectations regarding the direction of interest rates shifted frequently over the past year due to changing sentiment about the rate of economic growth and its implications for the Federal Reserve Board's monetary policy. In a December speech that was widely reported by the media, Fed Chairman Alan Greenspan expressed his concern that "irrational exuberance" in the stock market could lead to increased consumer spending that would result in inflation. Nineteen ninety-six ended on a much stronger economic note than expected, with real GDP - the gross domestic product adjusted for inflation - rising at a healthy 4.3% annual rate in the fourth quarter. Sustainable non-inflationary economic growth is thought to be about 2.5%; growth above this rate tends to put upward pressure on interest rates. As 1996 drew to a close, however, the producer price index increased only 0.1% and the consumer price index was flat for the fourth quarter, indicating that inflation had remained relatively tame.
Q. WHAT'S HAPPENED THUS FAR IN 1997?
A. After 14 months of steady policy, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - from 5.25% to 5.50% in March. Real GDP for the first quarter of 1997 posted a 4.9% gain and May's payroll data revealed a 4.8% unemployment rate, the lowest level since 1973. As a result, many market observers felt the Fed would continue to raise rates. That sentiment changed, however, after Greenspan's semiannual Humphrey-Hawkins testimony before Congress in July. At that time, Greenspan said he felt business productivity improvements in recent years had reduced the risk of the inflationary pressures that had previously accompanied similar periods of low unemployment. Greenspan's comments calmed the market, but only until mid-summer, when second quarter real GDP was revised to 3.6% from the originally reported 2.2% and fears of interest-rate increases resurfaced. Then, in his testimony before Congress in October, Greenspan stated his concern that tightening labor markets might create pricing pressures. Many believed that these comments foreshadowed the possibility of further Fed rate increases.
Q. WHAT WAS YOUR STRATEGY AS THE YEAR UNFOLDED?
A. The fund's average maturity started the period at 69 days, longer than the average of its competitors. In anticipation of higher rates, however, the fund's average maturity was shortened significantly following Greenspan's now infamous "irrational exuberance" speech in December and even more so after the fed funds target rate hike in March. My investment focus was on the short end of the money market yield curve, as increased supply of these shorter-term securities made that part of the market more attractive. The fund did participate, however, in the one-year market during the summer when supply became more plentiful, resulting in more attractive yields. Despite purchases of these securities, though, the fund's average maturity remained shorter than that of its peers, ending the period at 44 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on October 31, 1997, was 3.31%, compared to 3.19% 12 months ago. The latest yield was the equivalent of a 5.17% taxable yield for investors in the 36% federal tax bracket. Through October 31, 1997, the fund's 12-month total return was 3.28%, compared to 3.11% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Although it seemed likely as recently as mid-October that the Fed would raise the fed funds target rate, recent events have given the market pause. Specifically, the financial crisis in Southeast Asia may lead to a deceleration in U.S. export growth. In addition, this turmoil probably will worsen the already weak economic conditions in Japan. As the dollar continues to appreciate against currencies in this region, imports from Asia will become even less expensive, intensifying competition and further suppressing inflation. Furthermore, recent declines in the U.S. stock market may dampen consumer spending. Therefore, it seems less likely - at least over the near term - that the Fed will raise rates in the face of moderating economic activity. However, the long-term effects of this disruption overseas are not known. Even with little evidence of inflation, a sharp acceleration of growth or further tightening in the labor markets would likely prompt the Fed to raise rates in order to ward off potential price pressures.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: HIGH CURRENT INCOME
WHILE MAINTAINING A STABLE
$1 SHARE PRICE BY INVESTING IN
HIGH-QUALITY, SHORT-TERM
MUNICIPAL MONEY MARKET
SECURITIES
FUND NUMBER: 010
TRADING SYMBOL: FTEXX
START DATE: JANUARY 2, 1980
SIZE: AS OF OCTOBER 31,
1997, MORE THAN $4.1 BILLION
MANAGER: DIANE MCLAUGHLIN,
SINCE 1996; MANAGER, SEVERAL
FIDELITY AND SPARTAN MUNICIPAL
MONEY MARKET FUNDS; JOINED
FIDELITY IN 1992
(CHECKMARK)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/97           4/30/97            10/31/96

  0 - 30    73                 75                 62

 31 - 90    14                 18                 9

 91 - 180   2                  4                  10

181 - 397   11                 3                  19

WEIGHTED AVERAGE MATURITY
                              10/31/97   4/30/97   10/31/96

FIDELITY MUNICIPAL            44 DAYS    28 DAYS   69 DAYS
 MONEY MARKET FUND

ALL TAX-FREE MONEY MARKET     49 DAYS    40 DAYS   53 DAYS
 FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997

Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 11.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 17.0
Row: 1, Col: 5, Value: 34.0
Row: 1, Col: 6, Value: 33.0
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 12.0
Row: 1, Col: 5, Value: 68.0
Variable rate
demand
notes (VRDNs) 69%
Commercial paper
(including
commercial
paper mode) 17%
Tender bonds 3%
Municipal notes 10%
Other 1%
Variable rate
demand
notes (VRDNs) 68%
Commercial paper
(including
commerical
paper mode) 12%
Tender bonds 4%
Municipal notes 12%
Other 4%
*SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS OCTOBER 31, 1997
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100.0%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - 1.2%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev.
(Gazebo East Proj.) Series 1991 B, 4.10%,
LOC AmSouth Bank, Birmingham, AL, VRDN $ 3,510 $ 3,510
Alabama Ind. Dev. Auth. (Southern Ionics Proj.)
3.85%, LOC Southtrust Bank, Alabama, VRDN (e)  4,000  4,000
Chatam Ind. Dev. Board Poll. Cont. Rev. Bonds
(Alabama Elec. Coop., Inc. Proj.) Series 1993:
 3.90% 11/7/97 (Nat'l. Rural Util. Coop. Fin.
  Guaranteed) CP mode   3,800  3,800
  3.85% 1/21/98 (Nat'l. Rural Util. Coop. Fin.
  Guaranteed) CP mode  2,600  2,600
Courtland Ind. Dev. Board (Speciality Minerals, Inc.) 3.75%,
LOC Wachovia Bank, NA, VRDN (e)  5,000  5,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.)
 Series 1996, 3.80%, VRDN (e)  1,900  1,900
Decatur Ind. Dev. Board Solid Waste Rev. (Trico Steel Co. Proj.)
 Series 1997, 3.75%, LOC Chase Manhattan Bank, VRDN (e) 3,500 3,500 Demopolis Ind. Dev. Board Rev., VRDN:
(McClain of Alabama Proj.) 3.90%,
 LOC LaSalle Nat'l. Bank, Chicago, Illinois (e)  2,325  2,325
 (Systech Environmental Corp.) Series 1990, 3.80%,
 LOC NBD Bank, NA (e)  1,800  1,800
Jackson Ind. Dev. Auth. (Specialty Minerals, Inc.)
3.75%, LOC Wachovia Bank, NA, VRDN  4,300  4,300
Lafayette Ind. Dev. Rev. (Kardoes Rubber Co., Inc.)
3.85%, LOC Amsouth Bank, Birmingham, AL, VRDN (e)  3,800  3,800
Mobile Ind. Dev. Board Rev. (Newark Group Ind. Proj.)
3.80%, LOC First Union Nat'l. Bank (NC) VRDN (e) 7,450 7,450 Montgomery Ind. Dev. Board Rev. (Feldmeier/Alabama
Equipment) Series 1996, 3.85%, LOC Southtrust Bank,
Alabama, VRDN (e)  925  925
Roanoke Ind. Dev. Board (SteelFab, Inc. Proj.) Series 1997,
3.85%, LOC Nationsbank Corp., VRDN (e)  1,500  1,500
Tuscaloosa County Ind. Dev. Auth. Rev. (Hanna Steel Co.)
3.85%, LOC Nationsbank Corp., VRDN  1,145  1,145
Wetumpka Ind. Dev. Board Rev. (US Fabtec LLC Proj.)
3.80%, LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (e)  1,860  1,860
  49,415
ALASKA - 1.4%
Alaska Ind. Dev. & Export Auth., VRDN:
(Fairbanks Gold Mining) Series 1997, 3.75%,
 LOC Union Bank of Switzerland (e)  23,700  23,700
 (Healy Clean Coal Proj.) Series 1996 A, 3.70%,
 LOC Bank of America Nat'l. Trust & Savings  19,000  19,000
Alaska Hsg. Fin. Corp. Participating VRDN, Series 1997 F, 3.74% (Liquidity Facility Bank of America Nat'l. Trust & Savings) (f) 2,685 2,685
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALASKA - CONTINUED
Valdez Marine Terminal Rev. Rfdg.:
Bonds (Atlantic Richfield Co.) Series 1994 A,
 3.75% 1/27/98, CP mode $ 5,000 $ 5,000
 (Atlantic Richfield Co.) Series 1994 B, 3.75%, VRDN  7,000  7,000
  57,385
ARIZONA - 1.6%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1981 B, 3.75%, LOC Bank of
Tokyo-Mitsubishi Ltd., VRDN  13,000  13,000
Arizona Agric. Impt. & Pwr. Dist. (Salt River Proj.)
3.75% 11/19/97, CP  3,700  3,700
Flagstaff Ind. Dev. Auth. Bonds (Citizens Utils. Co.)
3.90% 1/15/98, CP mode (e)  2,100  2,100
Maricopa County Ind. Dev. Auth. (Privado Park Apt. Proj.)
Series 1994 A, 3.75% (FNMA Guaranteed) VRDN (e)  1,000  1,000
Mohave County Ind. Dev. Auth. Rev. Bonds (Citizens Utils. Co.)
 Series 1993 E:
 3.80% 11/19/97, CP mode (e)  1,360  1,360
  3.85% 12/11/97, CP mode (e)  2,500  2,500
Phoenix Civic Impt. Corp. Arpt. Impt. Series 1995,
3.70%, LOC Landesbank Hessen-Thuringen, VRDN (e) 18,000 18,000 Phoenix Ind. Dev. Auth., VRDN:
Multi-Family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995,
 3.80%, LOC General Elec. Capital Corp.  6,000  6,000
 Rev. (Plastican Proj.) Series 1997, 3.90%,
 LOC Fleet Nat'l. Bank (e)  2,700  2,700
 Rev. Rfdg. (V.A.W. of America Proj.) Series 1997,
 3.85%, LOC Nationsbank, NA (e)  1,100  1,100
Pima County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1990 A, 3.80%, LOC Bankers Trust Co.,
VRDN (e)  2,000  2,000
Tempe Union High School Dist. #213 TAN (Maricopa County)
4.40% 6/30/98  2,000  2,007
Tucson Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Lincoln Garden Proj.) 3.95%, LOC Sumitomo Bank Ltd., VRDN  5,625
5,625
Yavapi County Ind. Dev. Auth. Rev. Bonds
(Citizens Utils. Co.) Series 1993:
 3.80% 11/18/97, CP mode (e)  4,600  4,600
  3.85% 12/9/97, CP mode (e)  2,000  2,000
  67,692
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARKANSAS - 0.7%
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Bonds
Series D, 4.05%, tender 7/1/98 (Canadian Imperial
Bank of Commerce Guaranteed) $ 8,200 $ 8,200
Arkansas Hosp. Equip. Fin. Auth. Rev.
(Baptist Health Proj.) Series 1995, 3.70%,
LOC Credit Suisse First Boston, VRDN  10,500  10,500
Clark County Solid Waste Disp. Rev. (Reynolds Metals Co. Proj.)
Series 1992, 3.75%, LOC SunTrust Bank, Atlanta, VRDN (e) 1,800 1,800 Little Rock School Dist. TRAN 4.25% 12/30/97 2,370 2,371
Miller County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.)
Series 1996, 3.75%, LOC Commerzbank, AG, VRDN (e)  5,600  5,600
West Memphis Ind. Dev. Rev. (Proform Co. LLC Proj.)
Series 1996, 3.85%, LOC U.S. Bank, NA, VRDN (e)  1,000  1,000
  29,471
CALIFORNIA - 5.0%
California Higher Ed. Student Loan Auth. Rev.:
Bonds:
 Series 1987 C, 3.95%, tender 6/1/98,
  LOC Student Loan Marketing Assoc. (e)  4,000  4,000
  Series 1994 A, 3.95%, tender 6/1/98, LOC
  State Street Bank & Trust Co., Boston (e)  7,450  7,450
  Series E-5, 3.95%, tender 6/1/98, LOC Student
  Loan Marketing Assoc. (e)  7,100  7,100
 VRDN:
 Series 1987 C, 3.70%,
  LOC Student Loan Marketing Assoc. (e)  21,600  21,600
  Series 1992 E-1, 3.70%,
  LOC Student Loan Marketing Assoc. (e)  8,350  8,350
California Poll. Cont. Rev. (Pacific Gas & Elec. Co.)
Series 1997 B, 4.15%, LOC Deutsche Bank,
 AG, VRDN (e)  1,000  1,000
California Poll. Cont. Fin. Auth. Solid Waste Disp. Rev.
(Shell Oil Co./Martinez Proj.) Series 1994 B, 4.10%,
VRDN (e)  4,700  4,700
California School Cash Reserves Prog. TRAN
Series 1997 A, 4.75% 7/2/98 (AMBAC Insured)  35,000  35,198
California Gen. Oblig. 3.85% 12/12/97, CP  13,000  13,000
California Participating VRDN, 4%
(Liquidity Facility Bank of New York) (f)  2,800  2,800
Central Valley School Fin. Auth. TRAN
Series 1997,4.50% 8/27/98  6,400  6,430
Clovis Unified School Dist. TRAN (Fresno County)
4.25% 6/30/98  13,300  13,338
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Fresno County Gen. Oblig. TRAN 4.25% 7/1/98 $ 20,000 $ 20,060
Kern High School Dist. TRAN, 4.50% 8/20/98  7,700  7,736
Los Angeles Unified School Dist. TRAN
Series 1997-98, 4.50% 7/1/98  8,300  8,337
Los Angeles County Gen. Oblig. TRAN 4.50% 6/30/98 10,860 10,905 Riverside County Gen. Oblig. TRAN 4.50% 6/30/98 12,700 12,744
San Luis Obispo County Office of Ed. TRAN
4.50% 6/30/98  5,000  5,020
South Coast Local Ed. Agcy. TRAN 4.50%
6/30/98 (MBIA Insured)  17,000  17,070
  206,838
COLORADO - 1.8%
Aurora Multi-Family Hsg. Rev. (Aurora Meadows Apts.)
Series 1996, 3.90% (FNMA Guaranteed) VRDN (e)  8,300  8,300
Colorado Springs Util. Sys. Rev. Participating VRDN,
Series 1996 A SGB-28, 3.75%
(Liquidity Facility Societe Generale, France) (f)  6,900  6,900
Denver Arpt. Participating VRDN, 3.85%
(Liquidity Facility Caisse des Depots et Consigns) (e)(f)  27,000
27,000
Denver City & County Dept. of Aviation Arpt. Sys.
Participating VRDN, Series 1997 Q, 3.70%
(Liquidity Facility CoreStates Bank) (f)  5,600  5,600
Fort Collins Ind. Dev. Rev. (Phelps-Tointon
Millwork Proj.) Series 1993, 3.80%, LOC Bank One,
Wisconsin, VRDN (e)  1,350  1,350
Highlands Ranch Metro Dist. #2 Participating VRDN,
Series 1996 E, 3.80% (Liquidity Facility
Norwest Bank NA, Minnesota) (f)  1,850  1,850
Jefferson County Participating VRDN,
Series 1996 F, 3.80% (Liquidity Facility
Norwest Bank NA, Minnesota) (f)  5,000  5,000
Platte County River Pwr. Auth. Elec. Rev. Bonds Series S-1,
3.75% 12/11/97 (BPA Morgan Guaranty
Trust Co., NY) CP mode  15,700  15,700
Westminster County Multi-Family Hsg. Rev. (Lakeview Apts.)
Series 1997, 3.90% (FNMA Guaranteed) VRDN (e)  4,510  4,510
  76,210
CONNECTICUT - 0.1%
Connecticut Hsg. Fin. Auth. Participating VRDN, Series 1997 L,
3.85% (Liquidity Facility CoreStates Bank) (e)(f) 4,700 4,700 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
DELAWARE - 0.7%
Delaware Econ. Dev. Auth., VRDN:
Multi-Family Rev. (Schoolhouse Trust Prog.)
 3.75%, LOC Marine Midland Bank $ 25,400 $ 25,400
 (Delmarva Pwr. & Lt. Co. Proj.):
 Series 1988, 4.20% (e)  1,800  1,800
  Series 1994, 4.20% (e)  3,675  3,675
  30,875
DISTRICT OF COLUMBIA - 0.4%
District of Columbia Participating VRDN, Series 1997 SGA-62,
4.05% (Liquidity Facility Societe Generale, France) (f) 4,350 4,350 Metro Washington Arpt. Auth. Rev. Bonds:
3.82% 2/20/98, LOC Nationsbank Corp., CP mode (e)  10,500  10,500
 3.90% 2/20/98, LOC Nationsbank Corp., CP mode (e)  500  500
  15,350
FLORIDA - 3.8%
Alachua County Health Fac. Auth. Rev. Bonds (Academic
Research Bldg. Proj.) (Florida Clinical Practice Assoc.)
Series 1989, 3.75% 11/14/97,
LOC Barnett Bank, NA, CP mode  1,000  1,000
Brevard County Hsg. Fin. Auth. Rev.
(Sun Pointe Bay Apts. Proj.) Series 1993,
3.75% (Continental Casualty Co. Guaranteed) VRDN  2,180  2,180
Broward County Sales Tax Rev. Series B, 3.85% 12/5/97
(Liquidity Facility Bank of Tokyo-Mitsubishi Ltd.) CP (e)  14,000
14,000
Dade County Hsg. Fin. Auth. Single Family Mtg. Rev.
Bonds Series 1997 C, 4.05%, tender 10/16/98
(FGIC/Capital Markets Svcs. Guaranteed) (e)  4,200  4,200
Dade County Wtr. & Swr. Sys. Participating VRDN,
Series SG-74, 3.75%
(Liquidity Facility Societe Generale, France) (f) 1,365 1,365 Florida Board of Ed. Participating VRDN, Series 1996,
3.79% (Liquidity Facility Citibank, NA) (f)  4,700  4,700
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg. (Hillsborough-Oxford Proj.) Series D, 3.85% (Continental
Casualty Co. Guaranteed) VRDN  5,000  5,000
Florida Local Gov't. Fin. Commission Series A, 3.85% 1/14/98,
LOC First Union Nat'l. Bank (NC) CP  4,100  4,100
Florida Dept. of Trans. Participating VRDN, 3.75%
(Liquidity Facility Societe Generale, France) (f) 2,600 2,600 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FLORIDA - CONTINUED
Florida Muni. Pwr. Agcy. Rev. Bonds Series A,
3.85% 11/18/97, LOC First Union Nat'l. Bank (NC) CP mode $ 4,210 $
4,210
Florida Insured Muni. Securities Trust Participating VRDN,
Series 1996, 3.80% (Liquidity Facility
Norwest Bank NA, Minnesota) (f)  1,500  1,500
Hillsborough County Aviation Auth. (Tampa Int'l. Arpt.)
3.85% 12/8/97, LOC Nat'l.
Westminster Bank, PLC, CP (e)  4,600  4,600
Indian River County Hosp. Dist. Rev. Bonds Series 1989,
3.75% 11/14/97, LOC Kredietbank NV, CP mode  4,300  4,300
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988,
3.90%, LOC Sumitomo Bank Ltd., VRDN  1,200  1,200
Jacksonville Elec. Auth. Series C-1:
3.85% 11/10/97 (Liquidity Facility Morgan
 Guaranty Trust Co., NY) CP  1,000  1,000
 3.80% 12/16/97 (Liquidity Facility Morgan
 Guaranty Trust Co., NY) CP  4,000  4,000
Lee County Hosp. Board Rev. Bonds (Lee Memorial Hosp. Proj.)
Series 1997 B, 3.85% 1/26/98, LOC SunTrust Bank,
 Central Florida, NA, CP mode  10,000  10,000
Orlando & Orange County Expressway Auth. Participating
VRDN, Series 1996 C, 3.80% (Liquidity Facility
Norwest Bank NA, Minnesota) (f)  1,500  1,500
Reedy Creek Impt. Dist. Participating VRDN,
3.74% (Liquidity Facility Citibank, NY) (f)  11,400  11,400
Sarasota County Pub. Hosp. Dist. Rev. Bonds
(Sarasota Mem. Hosp.):
 Series 1991:
  3.90% 12/10/97, CP mode  8,500  8,500
   3.85% 1/27/98, CP mode  6,000  6,000
   3.85% 1/28/98, CP mode  15,000  15,000
   3.85% 1/29/98, CP mode  9,000  9,000
  Series 1993 A:
  3.90% 12/10/97, CP mode  5,000  5,000
   3.85% 1/27/98, CP mode  15,000  15,000
   3.85% 1/28/98, CP mode  900  900
Sunrise Util. Sys. Participating VRDN (f):
Series SGB-16, 3.75% (Liquidity Facility Societe Generale, France)
1,000  1,000
 Series SGB-17, 3.75% (Liquidity Facility Societe Generale, France)
6,400  6,400
Sunshine State Gov't. Fin. Commission Rev. Series 1994,
3.85% 11/7/97, CP  6,100  6,100
  155,755
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - 3.2%
Albany Dougherty Hosp. Auth. (Phoebe Puttnay
Mem. Hosp.) Series 1996, 3.75% (AMBAC Insured)
(BPA SunTrust Bank, Atlanta) VRDN $ 1,900 $ 1,900
Albany Dougherty Payroll Dev. Auth. Poll. Cont. Rev. Rfdg.
(Philip Morris Co. Proj.) 3.70%, VRDN  2,790  2,790
Atlanta Participating VRDN, Series SG-58, 3.80%
(Liquidity Facility Societe Generale, France) (f) 7,200 7,200 Brunswick & Glynn County Dev. Auth.
(Georgia Pacific Corp. Proj.) Series 1996, 3.75%, LOC
Commerzbank, AG, VRDN (e)  10,000  10,000
Burke County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co.)
Series 1994-5, 4.05%, VRDN  1,900  1,900
Cartersville Ind. Dev. Board (Burtin Realty Enterprises) 3.75%,
LOC Wachovia Bank of Georgia, NA, Atlanta, VRDN 1,000 1,000 Chattooga County Ind. Dev. Board (Aladdin Manufacturing Co.)
3.85%, LOC Wachovia Bank of Georgia,
NA, Atlanta, VRDN (e)  3,300  3,300
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc.)
Series 1997, 3.80%,
LOC Den Danske Bank Group AS, VRDN (e)  3,500  3,500
Clayton County Hsg. Auth. Multi-Family Hsg. Rev.
(Hyde Park Club Apts. Proj.) Series 1997,
3.85%, LOC Key Bank Nat'l. Assoc., VRDN (e)  3,500  3,500
Cobb County Ind. Dev. Board (Amoena Corp. Proj.)
Series 1992, 3.75%,
LOC Bayerische Hypotheken-und Wechsel Bank, VRDN (e) 1,350 1,350 Coweta County Ind. Dev. Auth. (E.G.O. Products, Inc. Proj.)
Series 1996, 3.80%, LOC Swiss Bank Corp., VRDN (e) 3,900 3,900 Dekalb County Dev. Auth. Ind. Dev. Rev. (Qualex Proj.)
3.85%, LOC Comerica Bank, Texas, VRDN (e)  3,100  3,100
Dekalb County Multi-Family Hsg. Rev., VRDN:
(Bryton Hill Apts. Proj.) Series 1996, 3.75%,
 LOC PNC Bank, Kentucky (e)  1,000  1,000
 (Eales Trace Apts.) Series 1996, 3.70%,
 LOC Key Bank Nat'l. Assoc. (e)  2,675  2,675
Floyd County Dev. Auth. Ind. Dev. Rev. (Marglen Ind., Inc. Proj.) Series 1997, 3.75%, LOC SunTrust Bank, Atlanta,
VRDN (e)  1,500  1,500
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Proj.):
Series 1985 A:
 3.90% 11/07/97, LOC Bayerische Landesbank
  Girozentrale, CP mode  6,000  6,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Proj.): - continued Series 1985 A: - continued
  3.75% 11/14/97, CP mode $ 1,580 $ 1,580
 Series 1985 B:
 3.75% 11/14/97, CP mode  5,150  5,150
  3.75% 11/14/97, CP mode  3,500  3,500
  3.80% 1/15/98, CP mode  2,100  2,100
Georgia Participating VRDN (f):
Series BTP-79, 3.775% (Liquidity Facility Bankers Trust Co.)  6,000
6,000
 Series BTP-122, 3.80% (BPA Bankers Trust Co.)  4,580  4,580
Georgia Port Auth. (Colonel's Island Terminal)
3.75%, LOC SunTrust, Atlanta, VRDN (e)  1,940  1,940
Gwinnett Ind. Dev. Board., VRDN:
(Klockner Namasco Corp.) 3.80%, LOC Nationsbank Corp. (e)  1,000
1,000
 (O'Neal Steel, Inc.) 3.80%, LOC Nationsbank Corp. (e) 1,500 1,500 Gwinnett County Ind. Dev. Rev., VRDN:
(Curtis 1000, Inc. Proj.) Series 1996, 3.75%,
 LOC SunTrust Bank, Atlanta (e)  1,200  1,200
 (Sheperd Construction Co., Inc.) 3.75%,
 LOC Suntrust Bank (e)  1,200  1,200
Gwinnett County Multi-Family Hsg. Rev. (Herrington Woods Apt.)
Series 1996 A, 3.70%, LOC Key Bank Nat'l. Assoc., VRDN (e)  6,700
6,700
Henry County Dev. Auth. Solid Waste Rev.
(Atlas Roofing Corp. Proj.) Series 1997, 3.75%,
LOC SunTrust Bank, Atlanta, VRDN (e)  2,500  2,500
Jenkins County Ind. Dev. Board (Metal Industries, Inc.)
3.80%, LOC Nationsbank Corp., VRDN (e)  2,600  2,600
Metro Atlanta Rapid Transit Auth. Participating
VRDN, Series SG-57, 3.80% (Liquidity Facility Societe
Generale, France) (f)  10,000  10,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co.)
Series 1997, 4.20%, VRDN  1,600  1,600
Paulding County Ind. Bldg. Auth. Rev. (Cadillac Products, Inc.)
Series 1994, 3.80%, LOC NBD Bank, NA, VRDN (e)  4,190  4,190
Roswell Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
Rfdg. (Roswell-Oxford Proj.) Series 1990, 3.85%
 (Continental Casualty Co. Guaranteed)  6,100  6,100
 (Autumnbrook Apts.) Series 1991 A, 3.70%,
 LOC AmSouth Bank, Birmingham, Alabama  7,165  7,165
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc.)
Series 1995 A, 3.75%, VRDN (e)  1,500  1,500
Tift County Ind. Dev. Auth. Ind. Dev. Rev.
(Chickasha of Georgia Proj.) Series 1997,
3.80%, LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (e) 3,100 3,100 Vienna Ind. Dev. Auth. (Mid Georgia Processing Co.)
3.80%, LOC Nationsbank Corp., VRDN (e)  2,100  2,100
Worth County Ind. Dev. Auth. Rev. Rfdg. (Seabrook Peanut Co. Proj.) Series 1996 B, 3.75%, LOC SunTrust Bank, Atlanta, VRDN 1,700 1,700
  133,620
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
HAWAII - 0.4%
Hawaii Participating VRDN, Series 1993 CH, 3.65%
(Liquidity Facility Morgan Guaranty Trust Co., NY) (f) $ 6,460 $ 6,460 Hawaii Dept. of Budget & Fin.:
Spl. Purpose Rev. Bonds (Citizens Utils. Co.):
 Series 1988 A, 3.90% 2/12/98, CP mode (e)  4,400  4,400
  Series 1988 B, 3.80% 1/15/98, CP mode (e)  2,000  2,000
 Participating VRDN, Series PT-139,
 3.85% (Liquidity Facility Commerzbank, AG) (e)(f)  5,000  5,000
  17,860
IDAHO - 1.0%
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concept)
Series 1997, 3.70%,
LOC US Nat'l. Bank of Oregon, VRDN (e)  3,500  3,500
Idaho Hsg. Assoc. Participating VRDN, 3.85%
(Liquidity Facility Merrill Lynch & Co., Inc.) (f)  3,300  3,300
Idaho Gen. Oblig. TAN 4.625% 6/30/98  33,600  33,759
  40,559
ILLINOIS - 8.0%
Bolingbrook Multi-Family Hsg. Rev. (Amberton Apts.) 3.75%,
LOC LaSalle National Bank of Chicago, VRDN (e)  7,900  7,900
Carol Stream Multi-Family Hsg. Rev. (St. Charles Square) 3.75%
(FNMA Guaranteed) VRDN (e)  2,000  2,000
Chicago Arpt. Spl. Fac. Rev. (Centerpoint O'Hare LLC) 3.70%,
LOC First Nat'l. Bank of Chicago, VRDN (e)  10,000  10,000
Chicago School Reform Board Participating VRDN (f):
Series 96 BB, 3.79% (Liquidity Facility Bank of America
 Nat'l. Trust & Savings)  18,690  18,690
 Unltd. Tax Series 1997 E, 3.75%
 (Liquidity Facility CoreStates Bank)  8,200  8,200
Chicago Ind. Dev. Rev., VRDN:
(Ampere Automotive Corp. Proj.) Series 1996, 3.75%,
 LOC Harris Trust & Savings Bank, Chicago (e)  4,000  4,000
 (Guernsey Bel, Inc. Proj.) 3.75%,
 LOC Harris Trust & Savings Bank, Chicago (e)  1,500  1,500
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co.)
3.70%, tender 12/1/97 (e)  4,400  4,400
Chicago O'Hare Int'l. Arpt. Rev. Series 1988 A, 3.75%,
LOC Bayerische Landesbank Gironzentrale, VRDN (e) 36,900 36,900 Chicago O'Hare Int'l Arpt. Passenger Fac. Participating VRDN,
Series PT-138, 3.85% (Liquidity Facility Commerzbank, AG) (f)  5,890
5,890
Chicago Participating VRDN (f):
Series 1993, 3.74% (Liquidity Facility Bank of New York, NA)  19,000
19,000
 Series 1997 V, 3.70% (Liquidity Facility CoreStates Bank)  11,560
11,560
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Cook County Reg. Trans. Auth. Participating VRDN Series SG-81,
3.90% (Liquidity Facility Societe Generale, France) (f) $ 1,500 $
1,500
Crestwood Village Ind. Dev. Rev. (GMG Warehouse LLC Proj.)
3.90%, LOC LaSalle Nat'l. Bank, Chicago, Illinois, VRDN (e)  2,500
2,500
Decatur Wtr. Rev. Bonds Series 1985, 3.70% 11/10/97,
LOC Sumitomo Bank Ltd., Japan, CP mode  8,000  8,000
Glendale Heights Participating VRDN, Series PT-106, 3.85%
(Liquidity Facility Bayerische Hypotheken-und Wechsel Bank) (f)  2,600
2,600
Illinois Dev. Fin. Auth., VRDN:
Ind. Dev. Rev.:
 (FC Ltd. Partnership) 3.90%,
  LOC LaSalle Nat'l. Bank, Chicago, Illinois (e)  750  750
  (Kindlon Partners Proj.) Series 1994, 3.90%,
  LOC LaSalle Nat'l. Bank, Chicago, Illinois (e)  900  900
  (Maples & Sprowl Steel Ltd. Proj.) Series 1996 A,
  3.85%, LOC LaSalle Nat'l. Bank, Chicago, Illinois (e) 2,800 2,800 (Overton Gear & Tool Corp.) Series 1994, 3.75%,
  LOC Harris Trust & Savings Bank, Chicago (e)  2,100  2,100
  (Touhy Ltd. Partnership) Series 1996, 3.90%,
  LOC LaSalle Nat'l. Bank, Chicago, Illinois (e)  1,400  1,400
  (Toyal America, Inc. Proj.) 3.80%,
  LOC Bank of Tokyo-Mitsubishi Ltd. (e)  3,800  3,800
 Ind. Proj. Rev. (Kindlon Partners Proj.) 3.90%,
 LOC LaSalle Nat'l. Bank, Chicago, Illinois (e)  900  900
 Poll. Cont. Rev.:
 (Illinois Pwr. Co. Proj.):
  Series 1987 B, 3.75%,
   LOC Bank of Tokyo-Mitsubishi Ltd. (e)  9,400  9,400
   Series 1987 C, 3.75%,
   LOC Bank of Tokyo-Mitsubishi Ltd. (e)  1,600  1,600
   Series 1987 D, 4%, LOC Mitsubishi Bank Ltd. (e) 5,000 5,000 Series A, 3.75%, (MBIA Insured)
   (Liquidity Facility First Nat'l. Bank of Chicago) (e)  21,200
21,200
   Series B, 3.75% (MBIA Insured)
   (Liquidity Facility First Nat'l. Bank of Chicago) (e)  27,100
27,100
   Series C, 3.70%, (MBIA Insured)
   (Liquidity Facility First Nat'l. Bank of Chicago) (e)  15,200
15,200
 Rev. (Olive Can Co. Proj.) 3.90%,
 LOC LaSalle Nat'l. Bank, Chicago, Illinois (e) 3,040 3,040 Mutil-Family Hsg. Rev. Rfdg. (Garden Glen Apts.)
 Series 1993, 3.85%  1,700  1,700
Illinois Edl. Facs. Auth. Participating VRDN, Series 1997 U,
3.75% (AMBAC Insured) (Liquidity Facility Corestates Bank) (f)  8,040
8,040
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Health Facs. Auth. Rev. (Methodist Med. Ctr. Proj.)
Series 1985 B, 3.80%, LOC Sumitomo Bank, Ltd. Japan, VRDN $ 7,800 $
7,800
Illinois Hsg. Dev. Auth. Multi-Family Hsg. Rev. (Williamsburg
Apt. Proj.) Series 1991, 3.75%, (FNMA Guaranteed)
LOC Landesbank Hessen-Thuringen, VRDN (e)  13,300  13,300
Illinois Participating VRDN, 3.80% (Liquidity Facility
Societe Generale, France) (f)  4,000  4,000
Illinois Reg. Trans. Auth. Participating VRDN (f):
Series SG-19, 3.75% (Liquidity Facility Societe Generale, France)
8,675  8,675
 Series SG-82, 3.80% (Liquidity Facility Societe Generale, France)
14,500  14,500
Illinois Student Asst. Commission Student Loan Rev. Series 1997 A, 3.70%, LOC First Nat'l. Bank of Chicago, VRDN (e) 7,700 7,700 Libertyville Ind. Rev. Rfdg. (Libertyville Manor Facs. Proj.)
Series 1992, 3.70%, LOC First of America Bank, VRDN 3,720 3,720 Lisle Village Multi-Family Hsg. Rev.
(Devonshire of Lisle Proj.) Series 1991, 3.75%,
LOC LaSalle Nat'l. Bank, Chicago, Illinois, VRDN (e) 3,800 3,800 Mundelein Ind. Dev. Rev. (Print-O-Tape Proj.) Series 1997,
3.75%, LOC Harris Trust & Savings Bank, Chicago, VRDN 5,200 5,200 Plainfield Ind. Dev. Auth. (Plainfield Molding, Inc.) Series 1997, 3.90%, LOC LaSalle Nat'l. Bank, Chicago, Illinois, VRDN (e) 1,300 1,300
Southwestern Illinois Dev. Auth. Solid Waste Disp. Rev.
(Shell Oil Co./Wood River Proj.) Series 1992,
4.25%, VRDN (e)  3,000  3,000
Univ. of Illinois Participating VRDN, Series SG-65,
3.80% (Liquidity Facility Societe Generale, France) (f) 2,705 2,705 West Chicago Ind. Dev. Auth. Rev. (Bison Gear & Engineering Corp.) 3.75%, LOC Bank of America, Illinois, VRDN (e) 5,200 5,200 Woodridge, Dupage, Will & Cook County Ind. Dev. Rev.
(McDavid Knee Guard Proj.) 3.90%, LOC Firstar Bank of
Milwaukee, NA, VRDN (e)  1,300  1,300
  331,770
INDIANA - 3.0%
Carmel Clay Ind. School Dist. TAN 4.25% 12/31/97 3,500 3,503 Columbus Rev. (Rock-Tenn Co. Mill Division) Series 1995,
3.75%, LOC SunTrust Bank, Atlanta, VRDN (e)  4,450  4,450
Connersville Econ. Dev. Rev. (Inland Southern Corp. Proj.)
Series 1997, 3.80%, LOC Bank of America, Illinois,
VRDN (e)  1,500  1,500
Crawford County (Jasper Engine Exchange Proj.) 3.80%,
LOC PNC Bank, VRDN (e)  3,800  3,800
Dyer Health Facs. Participating VRDN,  Series 1992 A,
3.80% (FHA Insured) (Liquidity Facility Bank One, Akron) (f)  3,375
3,375
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
INDIANA - CONTINUED
Elkhart County (Burger Dairy Proj.) 3.90%, LOC
Old Kent Bank & Trust, VRDN (e) $ 2,140 $ 2,140
Ft. Wayne Health Care Facs. Participating VRDN,
3.80% (FHA Insured) (Liquidity Facility Bank One, Akron) (f)  3,400
3,400
Franklin Multi-Family Hsg. Rev. 3.75% (Liquidity Facility
Federal Home Loan Bank) VRDN  2,225  2,225
Gary Envir. Impt. Rev. Bonds (USX Proj.) Series 1986,
3.80% 11/19/97, LOC Bank of New York, NA, CP mode  2,500  2,500
Greenwood Econ. Dev. Rev. (Endress & Hauser, Inc.)
Series A, 3.70%, LOC Deutschebank, AG, VRDN (e)  4,000  4,000
Indiana Hsg. Fin. Auth. Participating VRDN, Series 1997 F,
3.85% (Liquidity Facility CoreStates Bank) (e)(f) 8,845 8,845 Indiana Trans. Fin. Auth. Arpt. Facs. Lease Participating VRDN (f):
Series BTP-217, 3.75% (Liquidity Facility Bankers Trust Co.)  3,500
3,500
 Series BTP-219, 3.75% (Liquidity Facility Bankers Trust Co.)   6,930
6,930
Indianapolis Econ. Dev. Rev. (US, LLC Proj.) Series 1996,
3.80%, LOC Bank One, Indianapolis, VRDN (e)  950  950
Indianapolis Health Care Facs. Rfdg. Participating VRDN,
3.80% (FHA Insured) (Liquidity Facility Bank One, Akron) (f)  4,105
4,105
Indianapolis Gas Util. Sys. (Citizens Gas & Coke Util.):
3.70% 12/4/97 (Liquidity Facility NBD Bank, Detroit) CP  2,000  2,000
 3.85% 12/11/97 (Liquidity Facility NBD Bank, Detroit) CP  7,000
7,000
 3.85% 1/28/98 (Liquidity Facility NBD Bank, Detroit) CP 5,700 5,700 Kendallville Ind. Dev. Rev. Rfdg. (Philip Morris Co., Inc.)
Series 1993, 3.80%, VRDN  2,475  2,475
Lawrence County Ind. Dev. Board (D&M Tool Proj.) 3.84%,
LOC Huntington Nat'l. Bank of Columbus, VRDN (e) 2,500 2,500 Logansport Ind. Dev. Board (Nelson Tube Co.) Series 1996,
3.84%, LOC Huntington Nat'l. Bank, VRDN (e)  1,800  1,800
Muncie Ind. Dev. Rev. (Diamond Plastics Corp.) Series 1996,
3.85%, LOC Nationsbank Corp., VRDN (e)  3,500  3,500
Petersburg Solid Waste Disp. Rev.
(Indianapolis Pwr. & Lt. Co.) VRDN:
 3.75% (e)  9,700  9,700
 Series 1995 C, 3.80% (e)  8,300  8,300
 Series 1996, 3.80% (e)  12,100  12,100
Portage Township Gen. Oblig. TAN 3.81% 12/31/97  2,200  2,200
Rockport Ind. Dev. Board. (AK Steel Corp. Proj.)
Series 1997 A, 3.75%,LOC PNC Bank, Ohio, VRDN (e)  5,500  5,500
St. Joseph County Econ. Dev. Auth. (Pin Oak Apts. Proj.) 3.75%,
LOC Federal Home Loan Bank, VRDN (e)  2,100  2,100
Scottsburg Ind. Dev. Board (Multi-Color Corp. Proj.) 3.80%,
LOC PNC Bank Ohio, VRDN (e)  3,000  3,000
  123,098
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
IOWA - 0.4%
Iowa Fin. Auth. Small Bus. Dev. Rev. (Corporate Ctr. Proj.)
3.90% (Principal Mutual Life Ins. Co. Guaranteed) VRDN $ 6,000 $ 6,000 Iowa School Cash Anticipation Program TRAN Series A,
4.50% 6/26/98 (FSA Insured)  9,600  9,640
Marshalltown Commty. School Dist. RAN Series 1997,
4.50% 6/24/98  1,000  1,003
  16,643
KANSAS - 0.5%
Coffeyville Ind. Dev. Rev. (Dixon Industries) Series 1994,
3.85%, LOC Nationsbank Corp., VRDN (e)  1,800  1,800
Kansas City Participating VRDN, Series1996 K, 3.85%
(Liquidity Facility Caisse des Depots et Consigns) (e)(f)  5,620
5,620
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.) VRDN:
Series 1994, 3.75%  4,500  4,500
 Rfdg. Series 1994, 3.75%  7,500  7,500
Wichita Arpt. Facs. Rev. (Cessna Citation Proj.) 3.85%, LOC Westdeutsche Landesbank Gironzentrale, VRDN (e) 2,345 2,345
  21,765
KENTUCKY - 1.5%
Boone County (Hennegan Co. Proj.)
3.77%, LOC Star Bank NA, VRDN  1,610  1,610
Elizabethtown Ind. Bldg. Rev. (Altec Proj.) Series 1997,
3.75%, LOC Wachovia Bank, NA, VRDN (e)  5,000  5,000
Franklin County Ind. Dev. Board (Certified Tool & Manufacturing
Proj.) 3.80%, LOC Bank One, Chicago, NA, VRDN (e) 3,500 3,500 Jefferson County Ind. Bldg. Rev. (Wynn Starr Foods Proj.)
Series 1996, 3.80%, LOC Bank One Kentucky, NA, VRDN (e) 2,790 2,790 Jefferson County Ind. Bldg. Rev.
(Commercial Lithographics Co. Project)
3.80%, LOC PNC Bank of Kentucky, VRDN (e)  3,000  3,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas &
Elec. Co.) Series 1996 A, 3.85% 12/17/97, CP mode  1,000  1,000
Kentucky Higher Ed. Student Loan Auth. Series 1991 E, 3.65%
(AMBAC Insured) (BPA Credit Suisse First Boston) VRDN (e)  5,500
5,500
Kentucky Hsg. Corp. Hsg. Rev. Bonds Series 1997 D,
4%, tender 12/31/97 (Bayerische Landesbank Gironzentrale) (e)  7,500
7,500
Louisville & Jefferson County Reg. Arpt. Auth. Sys. Rev., VRDN:
Series 1996 A, 3.75%, LOC Nat'l. City Bank, Kentucky (e)  11,700
11,700
 3.75%, LOC Nat'l. City Bank of Kentucky (e)  5,000  5,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
KENTUCKY - CONTINUED
Louisville Arpt. Lease Rev. Series 1989 B, 3.70%,
LOC Nat'l. City Bank of Kentucky, VRDN (e) $ 11,900 $ 11,900
Walton City Ind. Dev. Board (Clarion Mfg. Corp. of America)
3.80%, LOC Fifth Third Bank, Cincinnati, VRDN (e)  1,975  1,975
  60,475
LOUISIANA - 1.7%
Caddo Parish Ind. Dev. Bonds Board Exempt Facs. Rev.
(Atlas Project) Series 1996 A, 3.80%,
LOC ABN-AMRO Bank, NV, VRDN (e)  14,500  14,500
Lincoln Parish (Williamette Inds., Inc. Proj.) VRDN:
Series 1995, 3.70%, LOC Deutschebank, Germany (e)  11,500  11,500
 Series 1996, 3.70%, LOC Deutschebank, Germany (e) 3,500 3,500 Louisiana Pub. Fac. Auth. Hosp. Rev. Bonds
(Our Lady of the Lake Med. Ctr.):
 Series 1985, 3.85% 11/7/97 (FSA Insured)
  (BPA Commerzbank, AG) CP mode  5,900  5,900
  Series 1985, 3.85% 12/9/97
  (BPA Commerzbank, AG) CP mode  1,925  1,925
New Orleans Aviation Board Series 1997 A, 3.75%
(Liquidity Facility Credit Suisse First Boston)
(MBIA Insured) VRDN (e)  12,600  12,600
Plaquemines Parish Envir. Rev. Rfdg. (BP Exploration & Oil, Inc.) Series 1995, 4.25%, VRDN (e) 2,800 2,800
South Louisiana Port Commission Port Facs. Rev.
(Holnam, Inc. Proj.) 3.75%,
LOC ABN-AMRO Bank, NV, VRDN (e)  2,600  2,600
West Baton Rouge Parish Ind. Dist. #3 Rev.
(Dow Chemical Co. Proj.):
 Rfdg. Bonds Series 1991, 3.70% 12/11/97, CP mode  6,600  6,600
  VRDN:
  Series 1993, 4.30% (e)  9,000  9,000
   Series 1995, 4.30% (e)  500  500
  71,425
MAINE - 0.2%
Maine State Hsg. Auth. Mtg. Purchase Participating VRDN,
Series 1997 V, 3.85% (Liquidity Facility Caisse des
Depots Consigns) (e)(f)  4,000  4,000
Maine State Hsg. Auth. Multi-Family Dev. Rev.
(Park Village Apts. Proj.) 3.80%,
LOC Gen. Elec. Cap. Corp., VRDN (e)  3,600  3,600
Eliot School Admin. Dist. #35 BAN, 4.25% 11/12/97  1,940  1,940
  9,540
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MARYLAND - 1.7%
Baltimore Participating VRDN, Series SGA-20, 3.75%
(Liquidity Facility Societe Generale, France) (f) $ 14,900 $ 14,900 Howard County Econ. Dev. Rev. (Pace, Inc. Proj.) 3.80%,
LOC Nationsbank Corp., VRDN (e)  2,000  2,000
Maryland Dept. of Hsg. & Commty. Dev. Participating VRDN,
Series PT-36, 3.85%
(Liquidity Facility Banque Nationale de Paris) (e)(f) 850 850 Maryland Econ. Dev. Auth. Rev. (Grafco Inds Ltd.) Series 1996,
3.80%, LOC Nationsbank Corp., VRDN (e)  4,000  4,000
Montgomery County Series 1995, 3.85% 12/5/97
(Liquidity Facility Union Bank of Switzerland) CP 22,000 22,000 Montgomery County Gen. Oblig. Multi-Family Hsg. Rev.
Series 1993 I, 3.85% (BPA Sumitomo Bank Ltd., Japan) VRDN  2,600
2,600
Montgomery County Hsg. Opportunities Commission Rev. 1997
Issue I, 3.75%, LOC KeyBank Nat'l. Assoc., VRDN (e)  22,500  22,500
  68,850
MASSACHUSETTS - 1.5%
Harvard Univ. Participating VRDN, Series 1996,
3.79% (Liquidity Facility Citibank, NA) (f) 22,000 22,000 Massachusetts Bay Tran. Auth. Participating VRDN, Series SG-25,
3.80% (Liquidity Facility Societe Generale, France) (f) 900 900 Massachusetts Rfdg. Series BTP-258, 3.80%, tender 1/14/98
(Liquidity Facility Bankers Trust Co.) (b)(f) 8,700 8,700 Massachusetts Tpk. Auth. Participating VRDN (f):
Series PT-135, 3.75% (Liquidity Facility Banco Santander, SA)  10,240
10,240
 Series 1997 W, 3.80% (Liquidity Facility
 Caisse des Depots et Consigns)  13,595  13,595
Massachusetts Tpk. Metro Hwy. Sys.
Participating VRDN, Series PA-181, 3.75%
(Liquidity Facility Merrill Lynch & Co., Inc.) (f)  5,650  5,650
  61,085
MICHIGAN - 1.6%
Detroit School Dist. BAN 4.50% 5/1/98  23,500  23,568
Farmington Hills Hosp. Fin. Auth. Rev. (Botsford Hosp.) Series
1991 B, 4.20% (MBIA Insured) (BPA Comerica, Detroit) VRDN  1,800
1,800
Michigan Gen. Oblig. RAN 4.50% 9/18/98  2,500  2,513
Michigan State Bldg. Auth. 3.75% 3/2/98,
LOC Canadian Imperial Bank of Commerce, CP  24,980  24,980
Michigan Hosp. Fin. Auth. Participating VRDN,
Series 1997 X, 3.75% (Liquidity Facility CoreStates Bank) (f)  7,200
7,200
Michigan Trunk Line Fund Participating VRDN, Series SG-87,
3.80% (Liquidity Facility Societe Generale, France) (f) 1,000 1,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MICHIGAN - CONTINUED
Michigan Strategic Fund Solid Waste Disp. Sys. Rev.
(Great Lakes Recovery) 3.70%, LOC NBD Bank,
Michigan, VRDN (e) $ 1,800 $ 1,800
Michigan Strategic Fund Bonds (Dow Chemical Co. Proj.):
Series 1988, 3.85% 12/9/97, CP mode (e)  3,250  3,250
 Series 1988, 3.80% 1/21/98, CP mode (e)  1,150  1,150
  67,261
MINNESOTA - 0.5%
Anoka County Bonds (United Pwr. Assoc.) Series 1988 A, 3.80%
1/15/98 (Nat'l. Rural Util. Coop. Fin. Guaranteed) CP mode (e)  1,700
1,700
Duluth Econ. Dev. Auth. Health Care Facs. Participating VRDN (f):
Series 1994 E, 3.80% (Connie Lee Insured) (Liquidity Facility
 Norwest Bank NA, Minnesota)  1,575  1,575
 Series 1994 F, 3.80% (Connie Lee Insured) (Liquidity
 Facility Norwest Bank NA, Minnesota)  1,890  1,890
Hennepin County Rev. Rfdg. Series 1996 C, 3.75%, VRDN (e)  3,400
3,400
Minneapolis-St. Paul Participating VRDN,
Series 1996 G, 3.80% (Liquidity Facility Norwest
Bank NA, Minnesota) (f)  1,310  1,310
Osseo Independent School Dist. #279 Participating VRDN,
Series 1994 H, 3.80% (Liquidity Facility
Norwest Bank NA, Minnesota) (f)  1,325  1,325
Rochester Health Care Facs.:
(Mayo Foundation Proj.) Series 1985 C, 3.85%
 (Liquidity Facility Credit Suisse First Boston) VRDN 5,400 5,400 Participating VRDN, Series 1994 K, 3.80%
 (Liquidity Facility Norwest Bank, Minnesota, NA) (f) 1,260 1,260 Spring Lake Park Independent School Dist. #16 Participating
VRDN, Series 1996 E, 3.80% (Liquidity Facility
Norwest Bank, Minnesota, NA) (f)  1,175  1,175
  19,035
MISSISSIPPI - 0.1%
De Soto County Ind. Dev. Rev. (Flavorite Labs. Proj.) Series 1991 A, 3.70%, LOC First Tennessee Bank NA, Minnesota, VRDN 1,000 1,000 Mississippi Bus. Fin. Corp. (Calgon Carbon Corp.) Series 1997,
3.80%, LOC PNC Bank, NA, VRDN (e)  2,000  2,000
  3,000
MISSOURI - 0.1%
Independence Ind. Dev. Auth. (Interlock Realty Co. Proj.) 3.90%,
LOC Star Bank, NA, VRDN (e)  415  415
Missouri Hsg. Dev. Commission Participating VRDN, 3.85%
(Liquidity Facility Merrill Lynch & Co., Inc.) (e)(f)  2,195  2,195
  2,610
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MONTANA - 0.1%
Montana Board of Hsg. Single Family Participating VRDN,
Series PT-87, 3.85% (Liquidity Facility Banco Santander, SA) (e)(f) $ 2,400 $ 2,400
NEBRASKA - 0.2%
Lancaster County Leasing Corp. Rfdg. Participating VRDN,
Series ML PT-103, 3.80% (Liquidity Facility Bayerische
Hypotheken-und Wechsel Bank) (f)  1,500  1,500
Nebraska Higher Ed. Sudent Loan Prog. Series 1988 C,
3.75%, LOC Student Loan Marketing Assoc., VRDN (e) 2,300 2,300 Nebraska Single Family Hsg. Participating VRDN,
Series BTP-251, 3.85%
(Liquidity Facility Bankers Trust Co.) (e)(f)  5,220  5,220
  9,020
NEVADA - 2.2%
Clark County Participating VRDN, Series SGB-18, 3.75%
(Liquidity Facility Societe Generale, France) (f) 10,000 10,000 Clark County Special Fac. Arpt. Rev. Bonds
(Signature Flight Support Corp. Proj.) Series 1997 A, 3.70%,
tender 12/1/97, LOC Bayerische Landesbank Girozentrale 3,000 3,000 Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.) VRDN:
Series 1995 A, 3.80%, LOC Barclays Bank, PLC (e)  10,250  10,250
 Series 1995 B, 3.75%, LOC Societe Generale, France (e) 3,100 3,100 Clark County School Dist. Participating VRDN (f):
Series BTP-192, 3.80% (Liquidity Facility Bankers Trust Co.)  4,850
4,850
 Series SG-62, 3.80% (Liquidity Facility Societe Generale, France)
2,600  2,600
Clark County Poll. Cont. Rev. Bonds (Southern California
Edison Co.) Series 1987 A:
 3.80% 1/21/98, CP mode (e)  2,100  2,100
  3.80% 1/27/98, CP mode (e)  1,000  1,000
Nevada Capital Impt. Participating VRDN, Series BTP-236,
3.80% (Liquidity Facility Bankers Trust Co.) (f)  3,800  3,800
Nevada Hsg. Div., VRDN:
(Oakmont at Flamingo Rd. Proj.) Series 1996 A,
 3.70%, LOC ABN-AMRO Bank (e)  1,300  1,300
 (Pecos Owens Court Apt. Proj.) Series 1996,
 3.70%, LOC Commerzbank, AG (e)  9,500  9,500
Nevada Muni. Bond Bank #49 & 50 Participating VRDN,
3.80% (Liquidity Facility Societe Generale, France) (f)  18,160
18,160
Nevada Muni. Bond Bank #52 Participating VRDN,
Series 1996 A, 3.79% (Liquidity Facility Citibank, NA) (f)  20,200
20,200
  89,860
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW HAMPSHIRE - 2.9%
Cheshire County Gen. Oblig. TAN 3.95% 12/29/97 $ 1,500 $ 1,500
New Hampshire Hsg. Fin. Auth. Multi-Family Hsg. Rev., VRDN:
(Countryside Ltd. Partnership) 3.75%,
 LOC General Elec. Cap. Corp. (e)  2,400  2,400
 (Fairways Proj.) 3.75%, LOC General Elec. Cap. Corp. (e) 900 900 Rfdg. (Nashua-Oxford Proj.) Series 1990, 3.85%
 (Continental Casualty Co. Guaranteed)  16,900  16,900
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
Bonds (New England Pwr. Co.):
 Series 1990 A, 3.70% 11/14/97, CP mode (e)  9,000  9,000
  Series 1990 A, 3.75% 11/21/97, CP mode (e)  2,100  2,100
  Series 1990 A, 3.90% 12/10/97, CP mode (e)  10,500  10,500
  Series 1990 A, 3.85% 1/16/98, CP mode (e)  9,700  9,700
  Series 1990 A, 3.80% 1/23/98, CP mode (e)  5,900  5,900
  Series 1990 A, 3.80% 1/23/98, CP mode (e)  3,800  3,800
  Series 1990 A, 3.85% 1/27/98, CP mode (e)  1,650  1,650
  Series 1990 A, 3.85% 1/28/98, CP mode (e)  3,000  3,000
  Series 1990 B, 3.75% 11/20/97, CP mode  3,500  3,500
 (United Illumination Co.) Series 1997 A, 3.70%,
 LOC Barclays Bank, PLC, VRDN (e)  47,500  47,500
  118,350
NEW JERSEY - 1.5%
New Jersey Participating VRDN, Series 943005,
3.74% (Liquidity Facility Citibank, NA) (f)  9,700  9,700
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN,
Series PT-118, 3.80% (Liquidity Facility Banco Santander, SA) (e)(f)
9,770  9,770
New Jersey Gen. Oblig. Series 1998 A:
3.80% 12/16/97, CP  16,000  16,000
 3.80% 1/15/98, CP  26,000  26,000
  61,470
NEW MEXICO - 0.8%
Albuquerque Ind. Dev. Rev. (Plastech Corp.) Series 1994 A,
3.95%, LOC First Bank, Minnesota, NA, VRDN (e)  500  500
Dona Ana County Ind. Rev. (Karr Tool & Manufacturing Co.)
Series 1996, 3.90%, LOC Firstar Bank of Milwaukee, NA, VRDN (e) 3,100
3,100
Farmington Poll. Cont. Rev. (Arizona Pub. Svc./Four Corners Proj.) Series 1994, 4.25%, LOC Union Bank of Switzerland, VRDN (e) 800 800 New Mexico Gen. Oblig. TRAN Series 1997, 4.50% 6/30/98 7,400 7,432
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW MEXICO - CONTINUED
New Mexico Mtg. Fin. Auth. Single Family Mtg. Prog.:
Participating VRDN, Series PA-118, 3.85%
 (Liquidity Facility Merrill Lynch & Co., Inc.) (e)(f) $ 5,080 $ 5,080
 Bonds:
 Series 1997 D, 3.95%, tender 6/15/98
  (FGIC/Capital Market Svcs. Guaranteed) (e)  4,200  4,200
  Series 1997-2, 3.90%, tender 10/15/98
  (FGIC/Capital Market Svcs. Guaranteed) (e)  5,000  5,000
New Mexico Student Loan Assistance Participating VRDN, Series PT-67, 3.85% (Liquidity Facility Credit Suisse First Boston) (e)(f) 2,120 2,120
Sandoval County Multi-Family Hsg. Rev. Bonds
(Meadowlark Apts. Proj.) Series 1997, 4%, tender 3/1/98
(FGIC/Capital Market Svcs. Guaranteed) (e)  3,000  3,000
  31,232
NEW YORK - 2.8%
New York City Gen. Oblig. RAN Series 1988 A, 4.50% 6/30/98  56,760
56,989
New York City Muni. Wtr. Fin. Auth. Series 1, 3.85%, LOC
Canadian Imperial Bank of Commerce, CP  25,000  25,000
New York City Participating VRDN, Series FR-26, 4%
(Liquidity Facility Bank of New York, NA) (f)  700  700
New York Energy Fin. Commission Participating VRDN,
Series 1994 D, 3.74% (Liquidity Facility Citibank, NA) (f)  1,900
1,900
New York Local Gov't. Assistance Corp. Participating
VRDN, Series SG-99, 3.80% (Liquidity Facility
Societe Generale, France) (f)  5,000  5,000
New York Mtg. Agcy. Participating VRDN, Series 1997 J,
3.80% (Liquidity Facility CoreStates Bank) (e)(f)  11,000  11,000
New York Pwr. Auth. 3.80% 12/11/97, CP  4,700  4,700
New York Urban Dev. Corp. Participating VRDN, Series
SG-33, 3.80% (Liquidity Facility Societe Generale, France) (f)  10,850
10,850
  116,139
NEW YORK & NEW JERSEY - 0.7%
New York & New Jersey Port Auth. Participating VRDN,
Series 6 (f):
 3.80% (Liquidity Facility Societe Generale, France)  16,300  16,300
  3.80% (Liquidity Facility Societe Generale, France) (e)  12,800
12,800
  29,100
NORTH CAROLINA - 0.5%
Buncombe County Ind. Facs. & Poll. Cont. Fin. Auth., VRDN:
Series 1991, 4%, LOC Bank of Tokyo-Mitsubishi Ltd. (e)  2,700  2,700
 (Gold Star Coating) Series 1997, 3.80%, LOC
 Comerica Bank, Detroit (e)  3,200  3,200
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NORTH CAROLINA - CONTINUED
North Carolina Eastern Muni. Pwr. Auth. Rev. Bonds
3.80% 11/19/97, LOC Morgan Guaranty Trust Co.,
NY, CP mode $ 4,900 $ 4,900
Raleigh-Durham Arpt. Auth. Spl. Facs. Rev. Rfdg.
(American Airlines, Inc.) Series 1995 B, 4.20%,
LOC Royal Bank of Canada, VRDN  4,700  4,700
Robeson County Ind. Fin. Auth. Rev. (Culp, Inc. Proj.)
3.70%, LOC Wachovia Bank, NA, VRDN (e)  5,400  5,400
Surry Ind. Facs Poll. Cont. Rev. (Intex Corp.)
3.80%, LOC Nationsbank Corp., VRDN (e)  1,100  1,100
  22,000
NORTH DAKOTA - 0.0%
Mercer County Solid Waste Disp. Rev. Bonds
(United Pwr. Proj.) 3.80%, tender 12/1/97
(Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed) (e)  1,100  1,100
OHIO - 1.2%
Cleveland City School Dist. Participating VRDN, Series BTP-246,
3.80% (Liquidity Facility Bankers Trust Co.) (f)  4,800  4,800
Dayton Gen. Oblig. BAN 3.80% 12/16/97  3,000  3,001
Elyria Gen. Oblig. BAN 4% 12/4/97  1,000  1,000
Greene County Gen. Oblig. BAN:
Series C, 4.25% 6/4/98  5,000  5,010
 Series E, 4.25% 6/4/98  4,380  4,389
Lorain County Independent Living & Hosp. Rev. (Elyria United
Methodist Village) 3.70%, LOC Key Bank Nat'l. Assoc., VRDN  1,820
1,820
Montgomery Pub. Impt. Real Estate Acquisition BAN 4% 12/18/97  3,070
3,071
Ohio Hsg. Fin. Agcy. Multi-Family Hsg. Rev. (Willowlakes Apt. Proj.) Series A, 3.80%, LOC Bank One, NA, VRDN (e) 1,500 1,500
Ohio Air Quality Bonds (Cleveland Elec. Illumination Co.)
Series 1988 B, 3.75% 11/19/97 (FGIC Insured)
(Liquidity Facility FGIC/Security Purchase, Inc.) CP mode  2,650
2,650
Ohio Wtr. Dev. Auth. Poll. Cont. Rev. Bonds (Duquesne Lt. Co. Proj.):
 3.85% 12/11/97, LOC Toronto-Dominion Bank, CP mode (e) 3,000 3,000 3.80% 1/23/98, LOC Toronto-Dominion Bank, CP mode (e) 10,850 10,850 3.80% 1/29/98, LOC Toronto-Dominion Bank, CP mode (e) 3,350 3,350
Richland County Ind. Dev. Rev. (Sabin Robbins Paper Co.)
Series 1997, 3.80%, LOC Fifth Third Bank, Cincinnati, VRDN  1,200
1,200
Scioto County Marine Term. Facs. Rev.
(Norfolk Southern Corp. Proj.) 5.40%, VRDN  3,400  3,400
Stark County (H-P Products, Inc. Proj.) 3.85%,
LOC Key Bank Nat'l. Assoc., VRDN (e)  2,300  2,300
  51,341
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OKLAHOMA - 1.1%
Guymon Utils. Auth. Rev. (Seaboard Co. Proj.) Series 1995,
3.75%, LOC SunTrust Bank, Atlanta, VRDN (e) $ 3,300 $ 3,300
Oklahoma Hsg. Fin. Agcy. Participating VRDN (f):
Series 1996 G, 3.85% (Liquidity Facility
 Caisse des Depots et Consigns) (e)  2,300  2,300
 Single Family Mtg. Series ML PT-104, 3.85% (Liquidity Facility Bayerische Hypotheken-und Wechsel Bank) (e) 3,290 3,290
Oklahoma School Dist. RAN Series 1997 A, 4.50% 6/30/98 6,200 6,208 Oklahoma Ind. Auth. Hosp. Rev. Bonds (Deaconess Health
Care Corp. Proj.) Series 1997, 3.97%, tender 1/1/98,
LOC Sumitomo Bank  4,800  4,800
Oklahoma Student Loan Auth. Series 1997 A, 3.75%
(MBIA Insured) (BPA Student Loan Marketing Assoc.) VRDN (e)  17,900
17,900
Tulsa Int'l. Arpt. Participating VRDN (f):
Series 1997 B1,  3.79% (Liquidity Facility Bank of America
 Nat'l. Trust & Savings) (e)  4,100  4,100
 Series 1997 B2, 3.74% (Liquidity Facility Bank of America
 Nat'l. Trust & Savings Bank)  4,400  4,400
  46,298
OREGON - 0.7%
Oregon Econ. Dev. Rev., VRDN:
Rfdg. (Georgia Pacific Corp.) Series 1996-177, 3.75%,
 LOC Commerzbank, AG  8,500  8,500
 (Cascade Steel, Rolling Mills) Series 176,
 3.70%, LOC Commerzbank, AG (e)  2,300  2,300
Oregon Board of Higher Ed. Participating VRDN, Series
SGA-29, 3.75% (Liquidity Facility Societe Generale, France) (f)
10,000  10,000
Oregon Gen. Oblig. Veterans Welfare Bonds
Series 1976 C, 4.05%, tender 2/2/98 (e)  3,200  3,200
Oregon Hsg. & Commty. Svc. Dept. Mtg. Rev. Bonds
Series 1997 D, 4.05%, tender 5/14/98 (e)  3,150  3,150
  27,150
PENNSYLVANIA - 8.6%
Allegheny County Ind. Dev. Auth. Envir. Impt. Rev. Bonds
(U.S. Steel Corp.) Series 1986, 3.80% 11/13/97,
LOC Dresdner Bank, CP mode  3,100  3,100
Allegheny County Ind. Dev. Auth. Ind. Dev. Rev. (Union Elec.
Steel Co. Proj.) Series 1996 B, 3.80%,
LOC PNC Bank, VRDN   4,116  4,116
Beaver County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Duquesne Lt. Co., Mansfield Proj.) Series 1990 C,
3.75% 1/27/98, LOC Barclays Bank, PLC, CP mode  4,500  4,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Carbon County Ind. Dev. Auth. Resource Recovery Rev.
Bonds (Panther Creek Partners Proj.):
 Series 1990 A, 3.85% 12/11/97,
  LOC Nat'l. Westminster Bank, PLC, CP mode (e) $ 4,445 $ 4,445
  Series 1990 A, 3.80% 1/23/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (e)  1,000  1,000
  Series 1990 A, 3.75% 1/23/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (e)  2,400  2,400
  Series 1991 A, 3.85% 12/9/97,
  LOC Nat'l. Westminster Bank, PLC, CP mode (e)  2,000  2,000
  Series 1991 A, 3.80% 1/23/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (e)  700  700
Dauphin County School Dist. Rev. 3.80% (AMBAC Insured)
(BPA Bank of Nova Scotia, Commerbank, AG) VRDN  21,600  21,600
Dauphin County Hosp. Auth. (All-Health Pooled Fin. Prog.)
Series 1997 A, 3.75% (FSA Insured) (Liquidity Facility
Credit Suisse First Boston) VRDN  18,290  18,290
Delaware County Ind. Dev. Auth. Rev. Bonds
(Philadelphia Elec. Co.) Series 1988 A, 3.80% 12/9/97
(FGIC Insured) (Liquidity Facility FGIC/Security Purchase, Inc.)
CP mode  11,200  11,200
Emmaus Gen. Auth. Local Govt. Rev. Pool Prog. Series 1989,
3.70% (Liquidity Facility Midland Bank PLC) VRDN 2,400 2,400 Montgomery County Ind. Dev. Auth. Rev. Bonds (Peco Energy Co.)
Series 1996 A, 3.80% 12/15/97, LOC Canadian Imperial
Bank of Commerce, CP mode  10,900  10,900
North Lebanon Township Rev. (Grace Commty., Inc. Proj.)
Series 1992 B, 3.85%, LOC CoreStates Bank, VRDN  2,095  2,095
North Pennsylvania Wtr. Auth. Participating VRDN,
Series SG-30, 3.75% (Liquidity Facility Societe
Generale, France) (f)  4,000  4,000
Northampton County Ind. Dev. Auth. (Binney & Smith, Inc. Proj.)
Series 1997 A, 3.85%, LOC First Nat'l.
Bank of Chicago, VRDN (e)  1,900  1,900
Northumberland County Ind. Dev. Auth. Rev.
(Foster Wheeler, Mt. Carmel, Inc. Proj.) VRDN:
 Series 1987 A, 3.75%, LOC Union Bank of Switzerland (e)   3,800
3,800
  Series 1987 B, 3.75%, LOC Union Bank of Switzerland (e)  1,450
1,450
Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN:
(Alpha Carb Enterprises) Series 1991 D1, 3.80%,
 LOC PNC Bank NA (e)  1,300  1,300
 Series 1995 A6, 3.80% LOC PNC Bank NA (e)  1,800  1,800
 Series 1996 D5, 3.80%, LOC PNC Bank NA (e)  3,000  3,000
 Series 1997 B1, 3.80%, LOC PNC Bank NA (e)  1,700  1,700
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN: - continued
 Series 1997 B6, 3.80%, LOC PNC Bank NA (e) $ 1,200 $ 1,200
 Series 1997 B7, 3.80%, LOC PNC Bank NA (e)  1,200  1,200
 Series 1997 B8, 3.80%, LOC PNC Bank NA (e)  1,200  1,200
 Series 1997 B9, 3.80%, LOC PNC Bank NA (e)  1,400  1,400
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg.
Participating VRDN (f):
 Series ML PT-119A, 3.80% (Liquidity Facility
  Credit Suisse First Boston)  5,800  5,800
  Series ML PT-119B, 3.80% (Liquidity Facility
  Credit Suisse First Boston) (b)  3,380  3,380
Pennsylvania Inter-Governmental Coop. Auth.
Participating VRDN (f):
 Series SG-16, 3.75% (Liquidity Facility
  Societe Generale, France)  4,800  4,800
  Series SG-67, 3.80% (Liquidity Faciity
  Societe Generale, France)  5,930  5,930
Pennsylvania Higher Ed. Assistance Agcy. Student Loan Rev., VRDN:
Series 1988 A, 3.70%, LOC Student Loan Marketing Assoc. (e)  11,200
11,200
 Series 1988 B, 3.70%, LOC Student Loan Marketing Assoc. (e)  10,000
10,000
 Series 1988 E, 3.70%, LOC Student Loan Marketing Assoc. (e)  29,500
29,500
 Series 1994 A, 3.70%, LOC Student Loan Marketing Assoc. (e)  57,550
57,550
 Series 1997 A, 3.75%, LOC Student Loan Marketing Assoc. (e)  8,000
8,000
 3.70%, LOC Student Loan Marketing Assoc. (e) 19,500 19,500 Pennsylvania Higher Ed. Fac. Auth. Participating VRDN,
Series 1994 A, 3.65% (Liquidity Facility
Morgan Guaranty Trust Co., NY) (f)  3,000  3,000
Pennsylvania Participating VRDN, Series 1994 B,
3.79% (Liquidity Facility Citibank, NA) (f) 27,400 27,400 Philadelphia Gen. Oblig. TRAN Series 1997-98 A,
4.50% 6/30/98  17,800  17,856
Philadelphia Arpt. Sys. Participating VRDN,
Series 1997, 3.75% (Liquidity Facility Bank of
New York, NA) (e)(f)  14,800  14,800
Philadelphia School Dist. Participating VRDN, Series 1997 W,
3.75% (Liquidity Facility CoreStates Bank) (f) 5,450 5,450 Philadelphia RAN (Southwark Plaza Proj.) Series 1996,
3.85% 12/30/97, LOC FGIC/Capital Market Svcs. (e)  3,600  3,600
Pittsburgh Participating VRDN, Series SG-71,
3.75% (Liquidity Facility Societe Generale, France) (f) 4,700 4,700 Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.):
 Series 1990 A, 3.85% 12/10/97,
  LOC Nat'l. Westminster Bank, PLC, CP mode (e)  1,800  1,800
  Series 1990 B, 3.80% 1/29/98,
  LOC Nat'l. Westminster Bank, PLC, CP mode (e) 3,300 3,300 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Westmoreland County Ind. Dev. Auth. Rev. (Nat'l. Waste &
Energy Corp.) Series 1993, 3.80%,
LOC Fleet Bank, NA, VRDN (e) $ 3,300 $ 3,300
  353,562
RHODE ISLAND - 0.3%
Cumberland Gen. Oblig. BAN 4% 11/26/97  2,200  2,199
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN,
Series 1997 R, 3.85% (Liquidity Facility Caisse des Depots et Consigns) (e)(f) 6,260 6,260
Rhode Island Ind. Fac. Corp. Ind. Dev. Rev. (NFA Corp Proj.)
4%, LOC BankBoston, VRDN (e)  1,900  1,900
  10,359
SOUTH CAROLINA - 1.5%
Kershaw County Ind. Dev. Rev. Rfdg. (New South Proj.)
Series 1992, 3.70%, LOC Nationsbank Corp., VRDN 7,000 7,000 Lancaster County Ind. Dev. Rev. (Synteen Tech., Inc. Proj.)
Series 1997, 3.85%, LOC Nationsbank Corp., VRDN (e) 2,500 2,500 Marlboro County Ind. Dev. Rev. (Reliance Trading Corp.)
Series 1997, 3.90%, LOC LaSalle Nat'l. Bank,
Chicago, Illinois, VRDN (e)  1,250  1,250
Marlboro County Solid Waste Disp. Fac.
(Willamette Ind., Inc. Proj.) Series 1995, 3.70%,
LOC Deutsche Bank, AG, VRDN (e)  11,300  11,300
South Carolina Jobs Econ. Dev. Auth., VRDN:
(Chambers Richland County Landfill) 3.75%,
 LOC SunTrust Bank, Atlanta (e)  2,000  2,000
 (The Methodist Home Proj.) Series 1994, 3.70%,
 LOC Nationsbank Corp.  7,200  7,200
 (Mita South Carolina, Inc. Proj.) Series 1997, 3.85%,
 LOC Bank of Tokyo-Mitsubishi Ltd. (e)  3,500  3,500
 (Mohawk Industries, Inc.):
 3.85%, LOC First Union Nat'l. Bank, Georgia (e)  1,500  1,500
  3.85%, LOC First Union Nat'l. Bank, Georgia (e)  3,900  3,900
  Series 1997 B, 3.85%, LOC First Union Nat'l. Bank, Georgia (e)
1,800  1,800
South Carolina Cap. Impt. Participating VRDN, Series BT-27,
3.85% (Liquidity Facility Automatic Data Processing, Inc.) (f)  2,193
2,193
South Carolina Port Auth. 3.80%,
LOC Wachovia Bank, NA, VRDN (e)  1,000  1,000
South Carolina Pub. Svc. Auth.:
Participating VRDN, Series 1996, 3.74%
 (Liquidity Facility Citibank, NA) (f)  6,300  6,300
 3.85% 11/20/97, CP  5,000  5,000
Williamsburge County Ind. Dev. Auth. (Peddinghaus Corp.)
3.90%, LOC LaSalle Nat'l. Bank, Chicago, Illinois, VRDN (e)  3,500
3,500
  59,943
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
SOUTH DAKOTA - 1.8%
South Dakota Hsg. Dev. Auth.:
Mtg. Bonds:
 Series 1996 E, 3.75%, tender 11/13/97 (e) $ 16,000 $ 16,000
  Series G, 3.95%, tender 8/13/98 (e)  6,600  6,600
 Participating VRDN (f):
 Series PT-85, 3.85% (Liquidity Facility Rabobank Nederland) (e)
16,170  16,170
  Series PA-119, 3.85% (Liquidity Facility Merrill Lynch & Co.) (e)
7,500  7,500
 Series 1997 E, 3.85%, LOC Westdeutsche
 Landesbank Girozentrale, VRDN (e)  27,015  27,015
  73,285
TENNESSEE - 3.4%
Chattanooga Ind. Dev. Board, VRDN:
(Burner Systems Int'l.) 3.80%, LOC Nationsbank Corp. (e)  2,000  2,000
 (Chattanooga Bakery, Inc.) 3.75%, LOC Suntrust Bank, Nashville (e)
1,750  1,750
Cookeville Ind. Dev. Board Ind. Dev. Rev. (Delbar Products, Inc. Proj.) 3.80%, LOC PNC Bank, VRDN (e) 700 700
Cumberland County Ind. Dev. Board Ind. Dev. Rev.
(Delbar Products, Inc. Proj.)
3.80%, LOC PNC Bank, NA, VRDN (e)  1,500  1,500
Dickson County Ind. Dev. Board Ind. Dev. Rev.
(Tennessee Bun Co.) Series 1996, 3.80%, LOC PNC Bank,
Ohio, VRDN (e)  2,500  2,500
Fayetteville & Lincoln County Ind. Dev. Rev.
(V.A.W. of America, Inc.) Series 1997, 3.85%,
LOC Nationsbank Corp., VRDN (e)  1,000  1,000
Jackson Ind. Dev. Board Rev. (Florida Steel Corp. Proj.)
Series 1995, 3.80%, LOC Nationsbank Corp., VRDN (e)  3,000  3,000
Knox County Ind. Dev. Board (Southern Foundry
Supply, Inc. Proj.) 3.75%, LOC SunTrust Bank,
Nashville, NA, VRDN  2,000  2,000
Memphis Elec. Sys. Participating VRDN, Series 1992,
3.85% (Liquidity Facility Automatic Data Processing, Inc.) (f)  2,165
2,165
Memphis-Shelby County Arpt. Auth. Rev., VRDN:
Series 1996 A, 3.75%, LOC First Union Nat'l. Bank (NC) (e)  1,000
1,000
 Series 1996 B-1, 3.75%, LOC First Union Nat'l.
 Bank (NC) (e)  27,700  27,700
 Series 1996 B-2, 3.75%, LOC First Union Nat'l.
 Bank (NC) (e)  18,700  18,700
 Series 1996 B-3, 3.75%, LOC First Union Nat'l.
 Bank (NC) (e)  2,400  2,400
 Series 1996 B-4, 3.70%, LOC First Union Nat'l.
 Bank (NC) (e)  24,000  24,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TENNESSEE - CONTINUED
Memphis-Shelby County Poll. Cont. Rev. (Birmingham Steel)
Series 1996, 3.80%, LOC PNC Bank,
Kentucky, VRDN (e) $ 4,300 $ 4,300
Morristown Ind. Rev. (Tuff Torq Corp. Proj.) Series 1989,
3.75%, LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (e) 1,630 1,630 Nashville & Davidson County Ind. Dev. Board Rev.
(ChimneyTop II Oxford Assoc.) Series 1984 A,
3.75%, LOC Bank of America Nat'l. Trust & Savings, VRDN 800 800 Nashville & Davidson County Participating VRDN (f):
3.74% (Liquidity Facility Citibank, NA)  10,400  10,400
 Series SGA-11, 3.75% (Liquidity Facility Societe Generale, France)
4,100  4,100
Nashville Metro. Arpt. Auth. Spl. Facs. Rev.
(American Airlines Proj.) Series A, 4.05%,
LOC Credit Suisse First Boston, VRDN  1,900  1,900
Oak Ridge Ind. Dev. Board Solid Waste Fac. Rev.
(Environmental L.P.) Series 1996, 3.75%,
LOC SunTrust Bank, Atlanta, VRDN (e)  1,800  1,800
Shelby County Participating VRDN, Series 1996,
3.79% (Liquidity Facility Citibank, NA) (f)  13,500  13,500
South Pittsburg Ind. Dev. Board (Lodge Manufacturing Proj.)
3.75%, LOC SunTrust Bank, Nashville, NA, VRDN (e) 2,000 2,000 Sullivan County Ind. Dev. Board Rev. Rfdg., VRDN:
(BC Realty Proj.) Series 1995, 3.70%,
 LOC First Tennessee Bank, NA  3,100  3,100
 (Executive Park Realty Proj.) Series 1995, 3.70%,
 LOC First Tennessee Bank, NA  2,000  2,000
Tennessee Hsg. Dev. Agcy. Participating VRDN, Series PT-59B,
3.85% (Liquidity Facility Credit Suisse First Boston) (e)(f)  1,000
1,000
Volunteer State Student Funding Corp. Student Loan Rev.
Series 1988 A-1, 3.70%, LOC Sumitomo Bank, VRDN (e) 2,800 2,800 Williamson County Ind. Dev. Board First Mtg. Rev.
(Telco, Inc.) Series 1996, 3.85%,
LOC Nationsbank Corp., VRDN (e)  2,400  2,400
  142,145
TEXAS - 16.0%
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev.
(Riverchase Proj.) Series 1985 A, 4.075%,
LOC Household Fin. Corp., VRDN  1,600  1,600
Austin Higher Ed. Auth. (St. Edward's Univ.) Series 1995,
3.70%, LOC Nationsbank Corp., VRDN  8,200  8,200
Austin Combined Util. Sys. Series A, 3.75% 1/15/98,
LOC Morgan Guaranty Trust Co., NY, CP  8,000  8,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Brazos River Auth. Poll. Cont. Rev. Rfdg. (Texas Utils. Elec. Co.):
Bonds:
 Series 1994 A, 3.80% 1/16/98, LOC Canadian
  Imperial Bank of Commerce, CP mode (e) $ 1,000 $ 1,000
  Series 1994 A, 3.80% 1/21/98, LOC Canadian
  Imperial Bank of Commerce, CP mode (e)  4,200  4,200
  Series 1994 A, 3.80% 1/22/98, LOC Canadian
  Imperial Bank of Commerce, CP mode (e)  1,700  1,700
 VRDN:
 3.75% (MBIA Insured) (Liquidity Facility Bank of
  New York, NA) (e)  28,765  28,765
  Series 1996 A, 4.25% (AMBAC Insured)
  (BPA Bank of New York, NA) (e)  1,000  1,000
  Series 1996 B, 4% (AMBAC Insured) (BPA Bank of
  New York, NA) (e)  2,200  2,200
Brazos River Hbr. Ind. Dev. Corp. Bonds (Dow Chemical Co.):
Series 1986, 3.80% 12/5/97, CP mode  2,140  2,140
 Series 1986, 3.85% 12/12/97, CP mode  1,460  1,460
Brazos River Hbr. Navigation Dist. of Brazoria County Bonds
(Dow Chemical Co.):
 Series1988, 3.75% 11/21/97, CP mode (e)  5,000  5,000
  Series1988, 3.80% 12/5/97, CP mode (e)  13,000  13,000
  Series1988, 3.80% 1/16/98, CP mode (e)  5,300  5,300
  Series1988, 3.80% 1/21/98, CP mode (e)  3,170  3,170
  Series 1991, 3.85% 11/17/97, CP mode  8,200  8,200
  Series 1992, 3.80% 12/5/97, CP mode (e)  9,600  9,600
  Series 1992, 3.85% 12/9/97, CP mode (e)  4,660  4,660
  Series 1992, 3.80% 1/16/98, CP mode (e)  4,400  4,400
  Series 1992, 3.80% 1/22/98, CP mode (e)  2,400  2,400
  Series 1992, 3.80% 1/26/98, CP mode (e)  8,490  8,490
  Series 1992 A, 4.30%, VRDN (e)  1,500  1,500
  Series 1997, 4.30%, VRDN (e)  2,400  2,400
Brownsville Ind. Dev. Corp. Rev. Rfdg. (Rich-Seapak Corp. Proj.) Series 1997, 3.75%, LOC SunTrust Bank, Atlanta, VRDN (e) 1,500 1,500 Colorado River Muni. Wtr. Dist. Participating VRDN,
Series PA-187, 3.80% (MBIA Insured)
(Liquidity Facility Merrill Lynch & Co., Inc.) (f) 10,865 10,865 Dallas-Fort Worth Reg. Arpt. Participating VRDN (f):
Series SGB-5, 3.75% (Liquidity Facility Societe Generale, France)
5,000  5,000
 Series 1995, 3.79% (Liquidity Facility Citibank, NA) 23,400 23,400 De Soto Independent School Dist. Participating VRDN,
Series SGA-25, 3.75% (Liquidity Facility Societe Generale, France) (f)
7,230  7,230
Denton Util. Sys. Participating VRDN, Series SGA-32,
3.75% (Liquidity Facility Societe Generale, France) (f) 5,230 5,230 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
El Paso Ind. Dev. Auth. (Camden Wire Co., Inc.) Series 1996,
3.85%, LOC Nationsbank Corp., VRDN (e) $ 2,300 $ 2,300
Galveston Ind. Dev. Corp. Rev. Rfdg. (Mitchell Interests)
3.75%, LOC Bank One, Texas, VRDN (e)  5,000  5,000
Georgetown Ind. Dev. Auth. Rev. (Chatsworth Products, Inc.)
Series 1996, 3.80%, LOC Bank One, Texas, VRDN (e)  4,040  4,040
Grand Prairie Ind. Dev. Auth. Rev. (Precision/API Ketema Proj.)
Series 1996, 4%, LOC Marine Midland Bank, NA, VRDN (e) 940 940 Greater East Texas Higher Ed. Auth. Student Loan
Rev. Rfdg. Bonds:
 Series 1992 A, 3.90%, tender 9/1/98,
  LOC Student Loan Marketing Assoc.  7,500  7,500
  Series 1992 B, 3.95%, tender 9/1/98,
  LOC Student Loan Marketing Assoc. (e)  1,800  1,800
  Series 1993 B, 4.05%, tender 6/1/98,
  LOC Student Loan Marketing Assoc. (e)  1,500  1,500
Greater Texas Student Loan Corp. Rev. Rfdg. Bonds
Series 1996 A, 3.70%, tender 3/1/98, LOC Student
Loan Marketing Assoc. (e)  11,400  11,400
Gulf Coast Ind. Dev. Auth., VRDN:
(Amoco Oil Proj.):
 Series 1993, 4.25% (e)  10,500  10,500
  Series 1997, 4.25% (e)  2,000  2,000
 (Mueller Flow Tech., Inc. Proj.) Series 1997, 3.90%,
 LOC NBD Bank, NA (e)  5,000  5,000
 (Valero Manufacturing Co.) Series 1997, 3.75%,
 LOC Bank of Montreal, Canada (e)  16,000  16,000
 Solid Waste Disp. Rev. (Citgo Petroleum) 4.30%,
 LOC Wachovia Bank, NA (e)  5,800  5,800
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev.
(Exxon Asset Funding Corp./Baytown Chemical Co.)
Series 1995, 4.20% (Exxon Corp. Guaranteed) VRDN 2,200 2,200 Harlingen Ind. Dev. Auth. (Gibbs-Texas Die Casting) 3.85%,
LOC Harris Trust & Savings Bank, Chicago, VRDN (e) 6,000 6,000 Harris County Health Facs. Dev. Corp. (St. Luke's Hosp.)
Series B, 4.05%, VRDN  12,500  12,500
Harris County Hsg. Fin. Corp. (The Mills Apts. Proj.) 3.75%
(FNMA Guaranteed) VRDN (e)  10,100  10,100
Harris County Multi-Family Hsg. Auth.
(Trails of Ashford Apt.) Series 1997, 3.75%
(FNMA Guaranteed) VRDN  5,850  5,850
Houston Arpt. Sys. Series 1993 A, 3.70% 11/20/97, LOC
Canadian Imperial Bank of Commerce,
Commerzbank, AG, CP (e)  3,500  3,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Houston Gen. Oblig. Series B, 3.80% 12/17/97 (Liquidity Facility Morgan Guaranty Trust Co, NY, Union Bank of Switzerland) CP $ 5,500 $ 5,500
Houston Gen. Oblig. TRAN:
Series 1997, 4.50% 6/30/98  10,000  10,040
 Series 1997 A, 4.118% 4/15/98 (b)  2,400  2,400
Houston Wtr. & Swr. Sys.:
Participating VRDN, Series SGB-24, 3.75%
 (Liquidity Facility Societe Generale, France) (f)  4,700  4,700
 Series A, CP:
 3.80% 2/12/98 (Liquidity Facility Credit Suisse First Boston,
  Westdeutsche Landesbank Girozentrale)  6,700  6,700
  3.85% 1/15/98 (Liquidity Facility Credit Suisse First Boston, Westdeutsche Landesbank Girozentrale) 20,000 20,000
Hurst Euless Bedford Ind. School Dist. Unltd. Tax Rfdg.
Participating VRDN, Series ML SG-98, 3.80%
(Liquidity Facility Societe Generale, France) (f)  5,270  5,270
Lower Colorado River Auth. Series C, 3.80% 12/15/97
(Liquidity Facility Morgan Guaranty Trust Co., NY) CP 1,500 1,500 Matagorda County Navigation Dist. #1 Participating VRDN,
Series 1989 D, 3.85% (FGIC Insured) (Liquidity Facility
Caisse des Depots et Consigns) (e)(f)  5,330  5,330
McKinney Ind. Dev. Corp. Ind. Dev. Rev. (Delta Daily Foods, Inc. Proj.) Series 1994, 3.75%, LOC ABN-AMRO Bank, VRDN (e) 7,500 7,500 Mineral Wells Ind. Dev. Corp. (Electronic Interconnects)
Series 1997, 3.70%, LOC NBD Bank, Detroit, VRDN (e) 5,100 5,100 Nacogdoches Ind. Dev. Auth. Rev. Rfdg.
(La Quinta Motor Inns, Inc. Proj.) 3.70%, LOC
Nationsbank Corp., VRDN  2,035  2,035
North Texas Higher Ed. Auth. Student Loan Rev., VRDN:
Series 1990, 3.70%, LOC Student Loan Marketing Assoc. (e)  4,600
4,600
 Series 1991 F, 3.70% (AMBAC Insured)
 (BPA Student Loan Marketing Assoc.) (e)  5,600  5,600
 Series 1993 A, 3.70%, LOC Student Loan Marketing Assoc. (e)  5,500
5,500
 Series A, 3.70% (AMBAC Insured) (Liquidity Facility
 Student Loan Marketing Assoc.) (e)  3,900  3,900
 Rfdg. Series 1990, 3.70%, LOC Student Loan Marketing Assoc. (e)
3,400  3,400
Panhandle Plains Higher Ed. Auth. Student Loan Rev.
Series 1992 A, 3.70%, LOC Student Loan
Marketing Assoc., VRDN (e)  7,500  7,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Port Arthur Navigational Dist. Poll. Cont. Rev.
(Star Enterprise Proj.) Series 1994, 3.75%, LOC
Bank of Montreal, VRDN (e) $ 24,100 $ 24,100
Port Corpus Christi Ind. Dev. Corp., VRDN:
(Coastal Refining & Marketing Corp.) Series 1997,
 3.75%, LOC Banque Nat'l. de Paris, France (e)  18,000  18,000
 Rfdg. (Valero Refining & Marketing Co.) 3.80%,
 LOC Bank of Montreal (e)  1,200  1,200
Port Corpus Christi Waste Rev. (Coastal Refining & Marketing
Corp.) 3.75%, LOC Banque Nationale de Paris, VRDN (e) 4,900 4,900 San Antonio Elec. & Gas Participating VRDN,
Series SG-105, 3.80% (Liquidity Facility
Societe Generale, France) (f)  21,800  21,800
San Antonio Elec. & Gas Sys. Series A, 3.80% 11/14/97, CP  4,400
4,400
San Antonio Gen. Oblig. (Wellington Place Proj.) 3.75%
(FNMA Guaranteed) VRDN (e)  3,700  3,700
San Antonio Hotel Occupancy Tax Participating VRDN,
Series SG-51, 3.80% (Liquidity Facility Societe
Generale, France) (f)  4,150  4,150
San Antonio Hsg. Fin. Auth. Multi-Family Hsg., VRDN:
(Cape Cod Apts.) Series 1990, 3.75% (FNMA Guaranteed) (e)  4,800
4,800
 (Eagle's Nest Apt. Proj.) 3.75% (FNMA Guaranteed) (e) 1,100 1,100 (Harbor Care Ambassador) 3.75% (FNMA Guaranteed) (e) 3,700 3,700 (La Jolla Apts.) 3.75% (FNMA Guaranteed) (e) 8,000 8,000
 (Mesa Ridge Apts. Proj.) 3.75%,
 LOC Landesbank Hessen-Thuringen (e)  1,900  1,900
San Antonio Wtr. Sys. Participating VRDN, Series 1996,
3.74% (Liquidity Facility Citibank, NA) (f)  5,800  5,800
San Antonio Wtr. Sys. Series 1995, 3.85% 12/11/97
(Liquidity Facility Westdeutsche Landesbank Girozentrale) CP  2,000
2,000
South Texas Higher Ed. Auth. Student Loan Rev.
Series 1997, 3.70% (MBIA Insured)
(BPA Student Loan Marketing Assoc.) VRDN (e)  34,900  34,900
Terrel Dev. Corp Ind. Dev. Auth. Rev. (Consolidated Sys.)
3.75%, LOC Wachovia Bank, NA, VRDN (e)  4,500  4,500
Texas A&M Univ. Sys. Participating VRDN, Series SGA-21,
3.75% (Liquidity Facility Societe Generale, France) (f) 7,500 7,500 Texas Assoc. of School Boards TAN Series 1997,
4.30% 8/31/98  10,770  10,770
Texas Gen. Oblig. TRAN 4.75% 8/31/98  18,900  19,036
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Texas Dept. of Hsg. & Commty. Affairs Participating VRDN (f):
Series PT-9, 3.80% (Liquidity Facility Commerzbank, AG) $ 2,875 $
2,875
 Series PT-93, 3.80% (Liquidity Facility Bayerische
 Hypotheken-und Wechsel Bank)  5,915  5,915
Texas Pub. Fin. Auth. Participating VRDN, Series 1996-CB2,
3.70% (Liquidity Facility Chase Manhattan Bank) (f) 4,970 4,970 Texas Tpk. Auth. Dallas North Tollway Participating
VRDN, Series PA-189, 3.80% (Liquidity Facility
Merrill Lynch & Co., Inc.) (f)  12,595  12,595
Texas Wtr. Dev. Board Participating VRDN, Seris SGA-23,
3.75% (Liquidity Facility Societe Generale, France) (f) 5,600 5,600 Travis County Hsg. Fin. Corp. Multi-Family Hsg. Rev., VRDN:
(Aspen Hills Project) 3.75 (FNMA Guaranteed) (e)  6,800  6,800
 (Primecrest Ltd. Proj.):
 Series 1990 A, 3.75%, LOC Bank of America, Illinois (e)  3,400  3,400
  Series 1990 B, 3.75%, LOC Bank of America, Illinois (e)  2,400
2,400
Tuloso Midway Independent School Dist. Adj. Rate TRAN
4.064% 8/31/98 (b)  1,750  1,750
Univ. of Texas Sys. Permanent Univ. Fund Bonds Series A,
3.85% 12/9/97 (Liquidity Facility State of Texas) CP mode  10,000
10,000
Univ. of Texas Fin. Sys. Rev. Series A, CP:
3.80% 12/5/97  3,813  3,813
 3.85% 12/12/97  8,500  8,500
White Settlement Ind. Dev. Corp. (Special Proj.
Manufacturing Co.) 3.70%, LOC Texas Commerce Bank,
NA, Houston, VRDN (e)  1,800  1,800
  658,789
UTAH - 0.7%
Intermountain Pwr. Auth. Participating VRDN,
3.79% (Liquidity Facility Citibank New York NA) (f) 7,600 7,600 Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83,
3.80% (Liquidity Facility Societe Generale, France) (f) 2,100 2,100 Toole City Ind. Dev. Rev. (Nelson & Sons Proj.) Series 1997,
3.85%, LOC Key Bank Nat'l. Assoc., VRDN (e)  1,500  1,500
Utah Board of Regents Student Loan Rev.  3.70%
(AMBAC Insured) (BPA Barclays Bank PLC) VRDN  13,100  13,100
Utah Hsg. Fin. Agcy. Participating VRDN, Series PT-84B, 3.85% (Liquidity Facility Rabobank Nederland, NV) (e)(f) 870 870
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
UTAH - CONTINUED
Utah Hsg. Fin. Agcy. Single Family Mtg. Rev., VRDN:
Series 1996-4, 3.70% (Liquidity Facility
 Westdeutsche Landesbank Girozentrale) $ 625 $ 625
 Series 1996-5, 3.80% (Westdeutsche Landesbank Girozentrale Guaranteed) (e) 2,295 2,295
  28,090
VERMONT - 0.1%
Vermont Econ. Dev. Auth. (Huber & Suhner Proj.) 3.85%,
LOC Key Bank Nat'l. Assoc., VRDN  2,370  2,370
VIRGINIA - 1.4%
Bedford Ind. Dev. Auth. (Nekoosa Packaging Corp.) 3.75%,
LOC Canadian Imperial Bank of Commerce, VRDN (e) 1,500 1,500 Botetourt County Ind. Dev. Auth. (Virginia Forge Co. Proj.)
Series 1996, 3.75%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (e)  1,200  1,200
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.):
 Series 1985, 3.75% 11/13/97, CP mode  1,800  1,800
  Series 1985, 3.85% 12/9/97, CP mode  2,000  2,000
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.):
 Series 1987 A, 3.80% 11/19/97, CP mode  2,000  2,000
  Series 1987 A, 3.80% 2/12/98, CP mode  3,400  3,400
Greensville County (Beach Mold & Tool) 3.80%, LOC
Nat'l. City Bank, Kentucky, VRDN (e)  1,800  1,800
Hopewell Ind. Dev. Auth. Rev. (Hadson Pwr.
13-Hopewell Proj.) Series 1990 A, 4.25%,
LOC Credit Suisse First Boston, VRDN (e)  4,900  4,900
King George County Ind. Dev. Auth. Rev.
(Birchwood Pwr. Partners) Series 1997, 4.25%, LOC
Credit Suisse First Boston, VRDN (e)  600  600
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.);
 Series 1985, 3.85% 11/19/97
  (BPA Bank of New York, NA) CP mode  10,800  10,800
  Series 1987, 3.90% 12/5/97, CP mode  1,300  1,300
  Series 1987, 3.80% 12/15/97, CP mode  5,100  5,100
Mecklenburg County Ind. Dev. Auth. Rev.
(American Bldgs. Co. Proj.) 3.85%, LOC
LaSalle Nat'l. Bank, Chicago, Illinois, VRDN (e) 1,320 1,320 Peninsula Ports Auth. of Virginia (Zeigler Coal Proj.)
Series 1997, 4.25%, LOC Bank of America Nat'l.
Trust & Savings, VRDN (e)  3,500  3,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - CONTINUED
Prince William County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.):
 3.90% 1/15/98, CP mode $ 3,000 $ 3,000
  3.80% 2/12/98, CP mode  1,800  1,800
Southampton County Ind. Dev. Auth. Ind. Rev.
(Hadson Pwr. 11-Southampton Proj.) Series 1990 A, 4.25%,
LOC Credit Suisse First Boston, VRDN (e)  3,000  3,000
York County Ind. Dev. Auth. (Philip Morris Co. Proj.)
Series 1991, 3.70%, VRDN  4,000  4,000
York County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.) Series 1985,
3.80% 12/15/97, CP mode  5,200  5,200
  58,220
WASHINGTON - 3.9%
Kent Participating VRDN, Series SGA-27,
3.75% (Liquidity Facility Societe Generale, France) (f) 5,070 5,070 Klickitat County Pub. Corp. Ind. Dev. Rev. (Rabanco Reg.
Landfill Proj.) Series 1990, 3.80%, LOC Bank of America, VRDN (e)
6,800  6,800
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 4%,
LOC Wells Fargo Bank, NA, VRDN (e)  3,000  3,000
Washington Econ. Dev. Fin. Auth. Rev., VRDN:
(Ferry Brothers, Inc. Proj.) 3.80%,
 LOC Key Bank Nat'l. Assoc. (e)  5,000  5,000
 (Hunter Douglas Proj.) Series 1997 A, 3.75%,
 LOC ABN-AMRO Bank (e)  2,200  2,200
Washington Hsg. Fin. Commision. Single Family Mtg.
Participating VRDN, Series PT-86, 3.85% (Liquidity Facility
Merrill Lynch & Co., Inc.) (e)(f)  3,980  3,980
Washington Hsg. Fin. Commission Multi-Family Rev., VRDN:
(Eagle Pointe Apts.) Series 1996 A, 3.75% (FSA Insured)
 (Liquidity Facility Wells Fargo, NA) (e)  2,840  2,840
 (Winterhill Apt. Proj.) Series 1996 A, 3.75% (FSA Insured)
 (Liquidity Facility Wells Fargo Bank Bank, NA (e) 4,300 4,300 Washington Hsg. Fin. Auth. Participating VRDN,
Series 1997 D, 3.85% (Liquidity Facility
CoreStates Bank) (e)(f)  7,500  7,500
Washington Pub. Pwr. Supply Sys. Participating VRDN (f):
Series 1994 B, 3.79% (Liquidity Facility Citibank, NA)  20,600  20,600
 Series BTP-61, 3.95% (Liquidity Facility Automatic Data
 Processing, Inc.)  2,335  2,335
Washington Participating VRDN (f):
Series 1993 B, 3.79% (Liquidity Facility Citibank, NA)  13,300  13,300
 Series 1996, 3.79% (Liquidity Facility Citibank, NA) 4,000 4,000 Series BTP-195, 3.80% (Liquidity Facility Bankers Trust Co.) 5,300
5,300
 Series SGB-9, 3.75% (Liquidity Facility Societe Generale, France)
4,100  4,100
 Series SGB-11, 3.75% (Liquidity Facility Societe Generale, France)
3,700  3,700
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WASHINGTON - CONTINUED
Washington Participating VRDN (f): - continued
 Series SGB-35, 3.75% (Liquidity Facility Societe Generale, France) $ 12,500 $ 12,500
 Series SGB-36, 3.75% (Liquidity Facility Societe Generale, France)
11,000  11,000
 Series SGB-37, 3.80% (Liquidity Facility Societe Generale, France)
11,080  11,080
 Series SGB-13, 3.75% (Liquidity Facility Societe Generale, France)
10,000  10,000
 Series BTP-101, 3.80% (BPA Bankers Trust Co.)  12,065  12,065
 Series BTP-114, 3.80% (BPA Bankers Trust Co.)  9,005  9,005
  159,675
WEST VIRGINIA - 1.7%
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec.
Pwr. Co.) Series 1996, 3.85% 1/29/98, CP mode (e)  3,200  3,200
Marion County Solid Waste Disp. Rev.
(Grant Town Cogeneration Proj.) VRDN:
 Series 1990 A, 3.75%, LOC Nat'l. Westminster Bank, PLC (e)  25,800
25,800
  Series 1990 B, 3.70%, LOC Nat'l. Westminster Bank, PLC (e)  13,100
13,100
  Series 1990 C, 3.70%, LOC Nat'l. Westminster Bank, PLC (e)  2,500
2,500
  Series 1990 D, 3.70%, LOC Nat'l. Westminster Bank, PLC (e)  10,200
10,200
West Virginia Pub. Energy Auth. Rev. Bonds
(Morgantown Energy Assoc.):
 3.90% 11/7/97, LOC Swiss Bank Corp., CP mode (e)  4,600  4,600
  3.75% 11/20/97, LOC Swiss Bank Corp., CP mode (e)  1,700  1,700
  3.90% 1/15/98, LOC Swiss Bank Corp., CP mode (e)  2,000  2,000
  3.80% 1/16/98, LOC Swiss Bank Corp., CP mode (e)  6,100  6,100
  3.85% 1/28/98, LOC Swiss Bank Corp., CP mode (e)  1,700  1,700
  3.80% 1/29/98, LOC Swiss Bank Corp., CP mode (e)  1,000  1,000
  71,900
WISCONSIN - 1.5%
De Pere Unified School Dist. BAN 4.25% 12/1/97  1,500  1,500
Eau Claire Area School Dist. TRAN 4.10% 9/28/98  5,900  5,908
Elkhorn Area School Dist. BAN 4.25% 4/1/98  1,800  1,801
Merrill Ind. Dev. Rev. (C&H Packaging Co., Inc.) Series 1996,
3.90%, LOC Firstar Bank Milwaukee, NA, VRDN (e) 5,900 5,900 Milwaukee School Dist. RAN 4.25% 8/27/98 16,500 16,553
Oak Creek Ind. Dev. Rev. (Outlook Packaging, Inc.) 3.85%,
LOC Firstar Bank, Milwaukee NA, VRDN (e)  2,000  2,000
Platteville Ind. Dev. Auth. Rev. (Woodward Communications)
3.75%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (e)  1,650  1,650
Prentice Ind. Dev. Rev. (Blount Proj.) Series 1994, 3.85%,
LOC Nationsbank Corp., VRDN (e)  2,000  2,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WISCONSIN - CONTINUED
Racine Ind. Dev. Rev. (Burlington Graphic Sys.) Series 1994,
3.80%, LOC Bank One, Milwaukee, VRDN (e) $ 1,660 $ 1,660
River Falls Ind. Dev. Rev. (Quadion Corp. Proj.) 3.85%,
LOC U.S. Bank of Washington, VRDN (e)  2,395  2,395
Shawano-Gresham School Dist. BAN 4.10% 12/1/97  2,000  2,000
Sturgeon Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996,
3.90%, LOC Firstar Bank, Milwaukee, NA, VRDN (e) 1,600 1,600 Sturtevant Ind. Dev. Rev. (Quadra, Inc. Proj.) 3.80%, LOC
Bank One, Wisconsin, VRDN (e)  2,200  2,200
Sun Prairie Ind. Rev. (Flambeau Corp. Proj.) Series 1995, 3.90%,
LOC Firstar Bank, Milwaukee, NA, VRDN (e)  7,000  7,000
Wisconsin Participating VRDN, Series BTP-241,
3.80% (Liquidity Facility Bankers Trust Co.) (f)  5,800  5,800
  59,967
WYOMING - 1.0%
Laramie County Ind. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co.) VRDN:
3.80% (AMBAC Insured) (Liquidity Facility Norwest Bank, NA) (e)  3,500
3,500
 3.80% (AMBAC Insured) (Liquidity Facility Norwest Bank, NA) (e)
2,500  2,500
Wyoming Commty. Dev. Auth. Participating VRDN,
Series PT-112, 3.80% (Liquidity Facility
Bayerische Hypotheken-und Wechsel Bank) (f)  4,300  4,300
Wyoming Gen. Oblig. TRAN:
 4.25% 6/26/98  3,800  3,810
  4.50% 6/26/98  28,900  29,026
  43,136
MULTIPLE STATES - 0.6%
Clipper Participating VRDN, Series 1995-1, 3.84%
(Liquidity Facility State Street Bank &
Trust Co., Boston) (e)(f)  3,639  3,639
NCNB Tax-Exempt Trust Participating VRDN, Series 1990 A,
4.25%, LOC Nationsbank Corp. (f)  900  900
Stephens Equity Trust II Participating VRDN, Series 1996,
3.79%, LOC Republic Nat'l. Bank, NY (f)  19,081  19,081
  23,620
  SHARES
OTHER - 0.7%
Municipal Central Cash Fund (c)(d)  31,983  31,983
TOTAL INVESTMENTS - 100%  $ 4,124,791
Total Cost for Income Tax Purposes   $ 4,124,791
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Massachusetts
Rfdg. Series
BTP-258, 3.80%,
tender1/14/98
(Liquidity Facility
BankersTrust Co.) 10/30/97 $ 8,700
Pennsylvania Hsg.
Fin. Agcy. Single
Family Mtg.
Participating VRDN,
Series ML PT-119B,
3.80% (Liquidity
Facility Credit
Suisse First Boston) 10/16/97 $ 3,380
Houston Gen.
Oblig. TRAN Series
1997 A, 4.118%
4/15/98 10/29/97 $ 2,412
Tuloso Midway
Independent
School Dist. Adj.
Rate TRAN 4.064%
8/31/98 9/11/97 $ 1,750
3. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
4. At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.73%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
5. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
6. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At October 31, 1997, the fund had a capital loss carryforward of approximately $490,000 all of which will expire on October 31, 2004. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                          $ 4,124,791
SEE ACCOMPANYING SCHEDULE

CASH                                                                           25,587

INTEREST RECEIVABLE                                                            29,273

 TOTAL ASSETS                                                                  4,179,651

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                  $ 45,484

DISTRIBUTIONS PAYABLE                                               391

ACCRUED MANAGEMENT FEE                                              982

OTHER PAYABLES AND ACCRUED EXPENSES                                 775

 TOTAL LIABILITIES                                                             47,632

NET ASSETS                                                                    $ 4,132,019

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 4,132,511

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                            (493)

UNREALIZED GAIN FROM ACCRETION OF DISCOUNT                                     1

NET ASSETS, FOR 4,132,503 SHARES OUTSTANDING                                  $ 4,132,019

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                       $1.00
SHARE ($4,132,019 (DIVIDED BY) 4,132,503 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED OCTOBER 31, 1997

INTEREST INCOME                                                    $ 147,599

EXPENSES

MANAGEMENT FEE                                          $ 11,448

TRANSFER AGENT, ACCOUNTING AND CUSTODIAN                 7,513
FEES AND EXPENSES

REGISTRATION FEES                                        219

AUDIT                                                    66

LEGAL                                                    41

REPORTS TO SHAREHOLDERS                                  95

MISCELLANEOUS                                            28

 TOTAL EXPENSES BEFORE REDUCTIONS                        19,410

 EXPENSE REDUCTIONS                                      (16)       19,394

NET INTEREST INCOME                                                 128,205

REALIZED AND UNREALIZED GAIN (LOSS)                                 149
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

INCREASE IN NET UNREALIZED GAIN FROM ACCRETION                      1
OF DISCOUNT

NET GAIN (LOSS)                                                     150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 128,355

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED         YEAR ENDED
                                                           OCTOBER 31, 1997   OCTOBER 31, 1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 128,205          $ 114,663
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   149                (524)

 INCREASE IN NET UNREALIZED GAIN                            1                  0
 FROM ACCRETION OF DISCOUNT

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            128,355            114,139
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (128,205)          (114,663)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    13,444,798         11,031,824
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     123,338            109,908

 COST OF SHARES REDEEMED                                    (13,110,599)       (11,072,668)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           457,537            69,064
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   457,687            68,540

NET ASSETS

 BEGINNING OF PERIOD                                        3,674,332          3,605,792

 END OF PERIOD                                             $ 4,132,019        $ 3,674,332


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED OCTOBER 31,

                                   1997                      1996      1995      1994      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 1.000                   $ 1.000   $ 1.000   $ 1.000   $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT              .032                      .031      .034      .023      .022
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.032)                    (.031)    (.034)    (.023)    (.022)

NET ASSET VALUE,                   $ 1.000                   $ 1.000   $ 1.000   $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURN                        3.28%                     3.17%     3.48%     2.33%     2.23%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 4,132                   $ 3,674   $ 3,606   $ 3,495   $ 2,936
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE        .49%                      .49%      .50%      .52%      .49%
NET ASSETS

RATIO OF NET INTEREST INCOME TO     3.23%                     3.12%     3.43%     2.31%     2.21%
AVERAGE NET ASSETS


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED OCTOBER 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. At a special meeting of the shareholders of the fund on November 26, 1997, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Union Street Trust II, effective January 1998. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income.
2. OPERATING POLICIES -
CONTINUED
MUNICIPAL CENTRAL CASH FUND -
CONTINUED
Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities amounted to $16,230,000 or .4% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .29% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The Bank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $6,842,000 and $451,000, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) paid a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services
3.  - FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT AND ACCOUNTING
FEES - CONTINUED
associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $386,000. Effective September 1, 1997, the monthly fee was eliminated.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $16,000 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Beacon Street Trust and the Shareholders of Fidelity Municipal Money
Market Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Beacon Street Trust) at October 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 3, 1997
DISTRIBUTIONS


During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 40.42% of the fund's income dividends was subject to the federal alternative minimum tax.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on November 26, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To approve an amended management contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE    1,883,621,151.900    88.892

AGAINST        92,274,830.994       4.355

ABSTAIN        143,105,473.825      6.753

TOTAL          2,119,001,456.719    100.000

PROPOSAL 2
To amend the fund's fundamental investment limitation concerning diversification limitation to exclude "securities of other investment companies" from the limitation.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE    1,800,046,788.792    84.954

AGAINST        171,719,880.922      8.104

ABSTAIN        147,094,509.005      6.942

TOTAL          2,118,861,178.719    100.000

BROKER         140,278.000
NON-VOTES

PROPOSAL 3
To approve an agreement and plan providing for the reorganization of the fund from a separate series of one Delaware business trust to another.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE    1,853,341,905.665    87.469

AGAINST        107,525,695.729      5.074

ABSTAIN        157,993,577.325      7.457

TOTAL          2,118,861,178.719    100.000

BROKER         140,278.000
NON-VOTES

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
  Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Diane M. McLaughlin, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Market
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE